UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Natalie Wagner, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

May 31, 2021

Loomis Sayles Global Growth Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Vaughan Nelson Select Fund

LOOMIS SAYLES GLOBAL GROWTH FUND

Manager:	Symbols:

Aziz V. Hamzaogullari, CFA®	Class A LSAGX

Loomis, Sayles & Company, L.P.	Class C LSCGX

Class N LSNGX

Class Y LSGGX

Investment Goal

The Fund’s investment goal is long-term growth of capital.

Average Annual Total Returns — May 31, 20213

						Expense Ratios[4]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 3/31/2016)				Class Y/A/C	Class N
NAV	11.65%	42.94%	19.18%	19.21%	—%	1.14%	0.95%

Class A (Inception 3/31/2016)
NAV	11.57	42.65	18.89	18.90	—	1.39	1.20
With 5.75% Maximum Sales Charge	5.13	34.41	17.48	17.55	—

Class C (Inception 3/31/2016)
NAV	11.11	41.53	17.98	18.00	—	2.14	1.95
With CDSC[1]	10.11	40.53	17.98	18.00	—

Class N (Inception 3/31/2017)
NAV	11.63	42.98	—	—	20.19	1.08	0.90

Comparative Performance
MSCI All Country World Index (Net)[2]	15.99	41.85	14.18	14.00	13.76

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Managers:	Symbols:

John R. Bell	Class A LSFAX

Michael L. Klawitter, CFA®	Class C LSFCX

Heather M. Young, CFA®	Class N LSFNX

Loomis, Sayles & Company, L.P.	Class Y LSFYX

Investment Goal

The Fund seeks to provide a high level of current income.

Average Annual Total Returns — May 31, 20214

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 9/30/11)[1]				Class Y/A/C	Class N
NAV	4.49%	14.67%	4.26%	5.15%	—%	0.95%	0.82%

Class A (Inception 9/30/11)
NAV	4.36	14.40	4.00	4.88	—	1.20	1.07
With 3.50% Maximum Sales Charge	0.70	10.37	3.26	4.49	—

Class C (Inception 9/30/11)
NAV	3.98	13.58	3.21	4.24	—	1.95	1.82
With CDSC[2]	2.98	12.58	3.21	4.24	—

Class N (Inception 3/31/2017)
NAV	4.52	14.58	—	—	3.31	1.24	0.77

Comparative Performance
S&P/LSTA Leveraged Loan Index[3]	4.28	12.51	4.91	4.93	4.30

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

9/30/11 represents the date Class Y shares were first registered for public sale under the Securities Act of 1933. 9/16/11 represents commencement of operations for Class Y shares for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	The S&P/LSTA Leveraged Loan Index covers loan facilities and reflects the market-value-weighted performance of U.S. dollar-denominated institutional leveraged loans.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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VAUGHAN NELSON SELECT FUND

Managers:	Symbols:

Chris D. Wallis, CFA®	Class A VNSAX

Scott J. Weber, CFA®	Class C VNSCX

Vaughan Nelson Investment Management, L.P.	Class N VNSNX

Class Y VNSYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — May 31, 20213

						Expense Ratios[4]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 6/29/2012)				Class Y/A/C	Class N
NAV	19.55%	41.88%	17.03%	16.28%	—%	0.93%	0.90%

Class A (Inception 6/29/2012)
NAV	19.41	41.48	16.74	15.98	—	1.18	1.15
With 5.75% Maximum Sales Charge	12.55	33.35	15.36	15.22	—

Class C (Inception 6/29/2012)
NAV	18.99	40.48	15.86	15.21	—	1.93	1.90
With CDSC[1]	17.99	39.48	15.86	15.21	—

Class N (Inception 3/31/2017)
NAV	19.55	41.88	—	—	17.14	71.85	0.85

Comparative Performance
S&P 500® Index[2]	16.95	40.32	17.16	15.74	16.98

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/2022. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2020 through May 31, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES GLOBAL GROWTH FUND	BEGINNING ACCOUNT VALUE 12/1/2020	ENDING ACCOUNT VALUE 5/31/2021	EXPENSES PAID DURING PERIOD* 12/1/2020 – 5/31/2021
Class A
Actual	$1,000.00	$1,115.70	$6.33
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04
Class C
Actual	$1,000.00	$1,111.10	$10.26
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80
Class N
Actual	$1,000.00	$1,116.30	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53
Class Y
Actual	$1,000.00	$1,116.50	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.78

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2020	ENDING ACCOUNT VALUE 5/31/2021	EXPENSES PAID DURING PERIOD* 12/1/2020 – 5/31/2021
Class A
Actual	$1,000.00	$1,043.60	$5.35
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29
Class C
Actual	$1,000.00	$1,039.80	$9.15
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class N
Actual	$1,000.00	$1,045.20	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y
Actual	$1,000.00	$1,044.90	$4.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON SELECT FUND	BEGINNING ACCOUNT VALUE 12/1/2020	ENDING ACCOUNT VALUE 5/31/2021	EXPENSES PAID DURING PERIOD* 12/1/2020 – 5/31/2021
Class A
Actual	$1,000.00	$1,194.10	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.69
Class C
Actual	$1,000.00	$1,189.90	$10.26
Hypothetical (5% return before expenses)	$1,000.00	$1,015.56	$9.45
Class N
Actual	$1,000.00	$1,195.50	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28
Class Y
Actual	$1,000.00	$1,195.50	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.43

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.13%, 1.88%, 0.85% and 0.88% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Vaughan Nelson Select Fund, sub-advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2021. In the case of Vaughan Nelson Select Fund, the Board approved the Fund’s Agreement with an amendment that reduced the Fund’s advisory fee effective July 1, 2021. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2020, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Global Growth Fund	13%	16%	N/A
Vaughan Nelson Select Fund	32%	37%	40%
Loomis Sayles Senior Floating Rate and Fixed Income Fund	58%	82%	29%

In the case of the Loomis Sayles Senior Floating Rate and Fixed Income Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance (i.e., for periods ending March 31, 2021) had shown improvement relative to its category; and (3) that the Fund’s longer-term performance was strong. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Advisers for the Funds under their expense limitation agreements. The Trustees further noted that management had proposed to reduce the expense limitation for Vaughan Nelson Select Fund on all share classes, effective July 1, 2021. They also noted that management had proposed to reduce the advisory fee rate for Vaughan Nelson Select Fund, effective July 1, 2021.

The Trustees noted that each of Loomis Sayles Global Growth Fund and Vaughan Nelson Select Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that management had proposed to reduce the advisory fee rate and expense limitation of the Vaughan Nelson Select Fund; (2) that the advisory fee was only one basis point higher than the median of a peer group of funds for Loomis Sayles Global Growth Fund; and (3) that the advisory fee rate of the Loomis Sayles Global Growth

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Fund had been reduced effective December 15, 2020 and the comparison against the peer group did not reflect the full impact of that reduction.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, each Fund was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Vaughan Nelson Select Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, reflecting the reduction in the advisory fee for Vaughan Nelson Select Fund described above, should be continued through June 30, 2022.

9  |

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2020 and ending December 31, 2020

(including updates through May 31, 2021)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). The Loomis Sayles Senior Floating Rate and Fixed Income Fund has established an HLIM.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

During the period January 1, 2021 through May 31, 2021, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

|  10

Portfolio of Investments – as of May 31, 2021 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 97.9% of Net Assets
	Argentina — 5.4%
4,938	MercadoLibre, Inc.(a)	$6,709,112

	Brazil — 2.0%
710,352	Ambev S.A., ADR	2,457,818

	China — 17.1%
20,554	Alibaba Group Holding Ltd., Sponsored ADR(a)	4,397,734
14,013	Baidu, Inc., Sponsored ADR(a)	2,750,331
187,232	Budweiser Brewing Co. APAC Ltd., 144A	635,650
14,170	NXP Semiconductors NV	2,995,821
51,500	Tencent Holdings Ltd.	4,107,287
63,661	Trip.com Group Ltd., ADR(a)	2,664,213
57,994	Yum China Holdings, Inc.	3,922,714

		21,473,750

	Denmark — 1.0%
15,010	Novo Nordisk A/S, Class B	1,187,887

	France — 0.8%
10,855	Sodexo S.A.(a)	1,051,303

	Japan — 2.2%
11,500	FANUC Corp.	2,762,353

	Netherlands — 3.8%
2,085	Adyen NV, 144A(a)	4,819,842

	Switzerland — 9.0%
16,752	Nestle S.A., (Registered)	2,063,132
60,388	Novartis AG, (Registered)	5,302,132
11,403	Roche Holding AG	3,966,978

		11,332,242

	United Kingdom — 4.4%
70,112	Experian PLC	2,692,409
11,763	Reckitt Benckiser Group PLC	1,064,201
29,764	Unilever PLC	1,775,077

		5,531,687

	United States — 52.2%
2,721	Alphabet, Inc., Class A(a)	6,412,989
2,530	Amazon.com, Inc.(a)	8,154,367
7,153	Autodesk, Inc.(a)	2,044,757
23,995	Boeing Co. (The)(a)	5,927,245
18,945	Colgate-Palmolive Co.	1,587,212
3,779	Core Laboratories NV	157,962
17,400	Deere & Co.	6,283,140
15,764	Expeditors International of Washington, Inc.	1,981,377
18,822	Facebook, Inc., Class A(a)	6,187,356
17,475	Microsoft Corp.	4,363,158
65,389	Oracle Corp.	5,148,730
17,809	QUALCOMM, Inc.	2,396,023
16,036	salesforce.com, Inc.(a)	3,818,172
51,072	Schlumberger NV	1,600,086
19,973	SEI Investments Co.	1,267,087
105,751	Under Armour, Inc., Class A(a)	2,387,857
21,826	Visa, Inc., Class A	4,961,050
7,157	Yum! Brands, Inc.	858,625

		65,537,193

	Total Common Stocks (Identified Cost $89,400,288)	122,863,187

Principal Amount	Description	Value (†)
Short-Term Investments — 1.9%
$2,470,883	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/28/2021 at 0.000% to be repurchased at $2,470,883 on 6/01/2021 collateralized by $1,637,900 U.S. Treasury Note, 1.750% due 1/15/2028 valued at $2,520,301 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,470,883)	$2,470,883

	Total Investments — 99.8% (Identified Cost $91,871,171)	125,334,070
	Other assets less liabilities — 0.2%	189,864

	Net Assets — 100.0%	$125,523,934

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the value of Rule 144A holdings amounted to $5,455,492 or 4.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at May 31, 2021 (Unaudited)

Internet & Direct Marketing Retail	17.5%
Interactive Media & Services	15.5
Software	12.2
Pharmaceuticals	8.4
IT Services	7.8
Machinery	7.2
Aerospace & Defense	4.7
Hotels, Restaurants & Leisure	4.6
Semiconductors & Semiconductor Equipment	4.3
Beverages	2.5
Household Products	2.2
Professional Services	2.1
Other Investments, less than 2% each	8.9
Short-Term Investments	1.9

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure Summary at May 31, 2021 (Unaudited)

United States Dollar	74.8%
Swiss Franc	9.0
Euro	6.0
Hong Kong Dollar	3.8
British Pound	3.0
Japanese Yen	2.2
Danish Krone	1.0

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of May 31, 2021 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 90.3% of Net Assets
	Aerospace & Defense — 1.0%
$3,813,922	Advanced Integration Technology LP, 2017 Term Loan B, 1-month LIBOR + 4.750%, 5.750%, 4/03/2023(a)	$3,575,552
1,118,605	AI Convoy (Luxembourg) S.a.r.l., USD Term Loan B, 1/17/2027(b)	1,118,135
3,721,805	AI Convoy (Luxembourg) S.a.r.l., USD Term Loan B, LIBOR + 3.500%, 4.500%, 1/17/2027(c)	3,720,241
3,031,765	MAG DS Corp., Term Loan, 3-month LIBOR + 5.500%, 6.500%, 4/01/2027(a)	2,971,130
2,429,910	Spirit Aerosystems, Inc., 2020 Term Loan B, 1-month LIBOR + 5.250%, 6.000%, 1/15/2025(a)	2,445,097

		13,830,155

	Airlines — 1.3%
3,595,000	AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3-month LIBOR + 4.750%, 5.500%, 4/20/2028(a)	3,702,850
4,119,206	Allegiant Travel Co., 2020 Term Loan, 3-month LIBOR + 3.000%, 3.156%, 2/05/2024(a)	4,092,184
2,474,000	SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3-month LIBOR + 3.750%, 4.750%, 10/20/2027(a)	2,591,243
8,190,000	United Airlines, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 4/21/2028(a)	8,261,663

		18,647,940

	Automotive — 5.3%
2,095,000	Autokiniton U.S. Holdings, Inc., 2021 Term Loan B, 3-month LIBOR + 4.500%, 5.000%, 4/06/2028(a)	2,108,094
5,749,006	Clarios Global LP, 2021 USD Term Loan B, 1-month LIBOR + 3.250%, 3.343%, 4/30/2026(a)	5,718,479
3,066,231	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 4.385%, 5/19/2023(a)	2,874,591
4,000,000	First Brands Group LLC, 2021 2nd Lien Term Loan, 3-month LIBOR + 8.500%, 9.500%, 3/30/2028(a)	4,020,000
5,900,000	First Brands Group LLC, 2021 Term Loan, 3-month LIBOR + 5.000%, 6.000%, 3/30/2027(a)	5,925,842
6,147,575	Holley Purchaser, Inc., Term Loan B, 3-month LIBOR + 5.000%, 5.186%, 10/24/2025(a)	6,127,104
4,346,498	IXS Holdings, Inc., 2020 Term Loan B, 3-month LIBOR + 4.250%, 5.000%, 3/05/2027(a)	4,353,278
4,953,585	Les Schwab Tire Centers, Term Loan B, 6-month LIBOR + 3.500%, 4.250%, 11/02/2027(a)	4,953,585
3,500,000	Mavis Tire Express Services Corp., 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 5/04/2028(a)	3,505,635
9,299,086	Mister Car Wash Holdings, Inc., 2019 Term Loan B, 1-month LIBOR + 3.250%, 3.343%, 5/14/2026(a)	9,204,793
5,084,000	PAI Holdco, Inc., 2020 Term Loan B, LIBOR + 3.750%, 4.500%, 10/28/2027(c)	5,095,134
3,771,873	Rough Country LLC, 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.750%, 5/25/2023(a)	3,757,728
4,500,000	Truck Hero, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 1/31/2028(a)	4,500,000
4,475,000	U.S. Farathane LLC, 2021 Term Loan B, 3-month LIBOR + 4.250%, 5.250%, 12/23/2024(a)	4,430,250
5,784,006	Wand NewCo 3, Inc., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.093%, 2/05/2026(a)	5,718,993
2,991,628	Wheel Pros LLC, 2021 Term Loan, 1-month LIBOR + 4.500%, 5.250%, 4/23/2028(a)	2,998,568

		75,292,074

	Brokerage — 1.6%
2,476,680	Advisor Group, Inc., 2021 Term Loan, 1-month LIBOR + 4.500%, 4.593%, 7/31/2026(a)	$2,481,014
4,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 6.841%, 7/20/2026(a)	4,864,175
4,239,873	Edelman Financial Center LLC, 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 4/07/2028(a)	4,242,545
698,200	HighTower Holdings LLC, 2021 Delayed Draw Term Loan, 0.000%, 4/30/2028(d)	699,729
2,792,800	HighTower Holdings LLC, 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 4/30/2028(a)	2,798,916
5,472,346	Jefferies Finance LLC, 2019 Term Loan, 6/03/2026(b)	5,443,288
1,640,000	Zebra Buyer LLC, Term Loan B, 4/21/2028(b)	1,645,461

		22,175,128

	Building Materials — 4.5%
833,910	84 Lumber Co., 2021 Term Loan B, 1-month LIBOR + 3.000%, 3.750%, 11/13/2026(a)	833,393
900,000	ACProducts, Inc., 2021 Term Loan B, 5/05/2028(b)	896,301
6,110,000	ACProducts, Inc., 2021 Term Loan B, 3-month LIBOR + 4.250%, 4.750%, 5/05/2028(a)	6,084,888
5,255,440	Big Ass Fans LLC, 2018 Term Loan, 3-month LIBOR + 3.750%, 4.750%, 5/21/2024(a)	5,259,802
1,994,832	Core & Main LP, 2017 Term Loan B, LIBOR + 2.750%, 3.750%, 8/01/2024(c)	1,990,463
6,331,812	Cornerstone Building Brands, Inc., 2021 Term Loan B, 1-month LIBOR + 3.250%, 3.750%, 4/12/2028(a)	6,330,229
5,340,000	CP Atlas Buyer, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.250%, 11/23/2027(a)	5,327,237
6,303,094	Janus International Group LLC, 2021 Term Loan B1, 1-month LIBOR + 3.250%, 4.250%, 2/12/2025(a)	6,295,215
677,689	Janus International Group LLC, 2021 Term Loan B1, PRIME + 2.250%, 5.500%, 2/12/2025(a)	676,842
2,594,000	Kodiak Building Partners, Inc., Term Loan B, 3-month LIBOR + 3.250%, 4.000%, 3/12/2028(a)	2,586,426
772,325	LBM Acquisition LLC, Delayed Draw Term Loan, 12/17/2027(b)	770,718
2,045,455	LBM Acquisition LLC, Term Loan B, 12/17/2027(b)	2,041,200
1,430,006	LBM Acquisition LLC, Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 12/17/2027(a)	1,427,032
4,403,523	Mannington Mills, Inc., 2019 Term Loan B, 3-month LIBOR + 4.000%, 4.203%, 8/06/2026(a)	4,409,028
4,128,653	MI Windows & Doors LLC, 2020 Term Loan, 1-month LIBOR + 3.750%, 4.500%, 12/18/2027(a)	4,136,414
1,245,000	Park River Holdings, Inc., Term Loan, 3-month LIBOR + 3.250%, 4.000%, 12/28/2027(a)	1,236,634
6,885,000	Signal Parent, Inc., Term Loan B, 1-month LIBOR + 3.500%, 4.250%, 3/25/2028(a)	6,833,362
3,363,896	White Cap Buyer LLC, Term Loan B, 3-month LIBOR + 4.000%, 4.500%, 10/19/2027(a)	3,367,630
3,547,712	Wilsonart LLC, 2021 Term Loan E, 3-month LIBOR + 3.500%, 4.500%, 12/19/2026(a)	3,542,000

		64,044,814

	Cable Satellite — 0.1%
1,600,000	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 1/31/2029(b)	1,598,672

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of May 31, 2021 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Chemicals — 2.3%
$1,575,000	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.500%, 11/24/2028(a)	$1,578,937
1,953,000	Aruba Investments, Inc., 2020 USD Term Loan, 3-month LIBOR + 4.000%, 4.750%, 11/24/2027(a)	1,956,672
2,493,590	Consolidated Energy Finance S.A., Term Loan B, 1-month LIBOR + 2.500%, 2.591%, 5/07/2025(a)	2,421,899
5,322,000	CPC Acquisition Corp, Term Loan, LIBOR + 3.750%, 4.500%, 12/29/2027(c)	5,295,390
691,000	DCG Acquisition Corp., Term Loan B, 1-month LIBOR + 4.500%, 4.593%, 9/30/2026(a)	689,272
4,936,369	Hexion, Inc., USD Exit Term Loan, 3-month LIBOR + 3.500%, 3.710%, 7/01/2026(a)	4,924,028
5,613,000	Lonza Group AG, USD Term Loan B, 4/29/2028(b)	5,605,984
4,514,168	Momentive Performance Materials, Inc., Term Loan B, 1-month LIBOR + 3.250%, 3.350%, 5/15/2024(a)	4,484,059
4,205,843	Natgasoline LLC, Term Loan B, 1-month LIBOR + 3.500%, 3.625%, 11/14/2025(a)	4,132,241
1,429,000	Sparta U.S. HoldCo LLC, 2021 Term Loan, 5/04/2028(b)	1,429,900

		32,518,382

	Construction Machinery — 0.1%
3,266,549	Onsite Rental Group Pty Ltd., Note, 6.100%, 10/26/2023(e)(f)(g)(h)	1,737,804

	Consumer Cyclical Services — 5.6%
11,489,038	Access CIG LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 3.860%, 2/27/2025(a)	11,393,334
6,975,000	Access CIG LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 7.860%, 2/27/2026(a)	6,934,336
3,931,000	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 3-month LIBOR + 3.750%, 4.250%, 5/12/2028(a)	3,939,373
3,441,375	American Residential Services LLC, 2020 Term Loan B, 2-month LIBOR + 3.500%, 4.250%, 10/15/2027(a)	3,441,375
6,621,055	BIFM CA Buyer, Inc., Term Loan B, 1-month LIBOR + 3.500%, 3.593%, 6/01/2026(a)	6,596,226
1,142,471	Constant Contact, Inc., Delayed Draw Term Loan, 4.500%, 2/10/2028(d)	1,141,043
4,252,529	Constant Contact, Inc., Term Loan, 3-month LIBOR + 4.000%, 4.750%, 2/10/2028(a)	4,247,214
6,597,467	Creative Artists Agency LLC, 2019 Term Loan B, 1-month LIBOR + 3.750%, 3.843%, 11/26/2026(a)	6,574,772
994,987	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1-month LIBOR + 3.750%, 4.750%, 4/09/2027(a)	999,256
4,977,462	First Advantage Holdings LLC, 2021 Term Loan B, 1-month LIBOR + 3.000%, 3.343%, 1/31/2027(a)	4,958,797
2,000,000	Global Client Solutions LLC, Term Loan B, 3-month LIBOR + 6.000%, 7.000%, 3/12/2026(a)	1,990,000
2,570,893	National Intergovernmental Purchasing Alliance Co., 1st Lien Term Loan, 3-month LIBOR + 3.500%, 3.703%, 5/23/2025(a)	2,551,611
822,676	PODS LLC, 2021 Term Loan B, 1-month LIBOR + 3.000%, 3.750%, 3/31/2028(a)	820,916
837,313	Service Logic Acquisition, Inc., Delayed Draw Term Loan, 4.000%, 10/29/2027(d)	840,453
3,412,687	Service Logic Acquisition, Inc., Term Loan, LIBOR + 4.000%, 4.750%, 10/29/2027(c)	3,425,484
	Consumer Cyclical Services — continued
5,051,169	Sterling Midco Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.500%, 6/19/2024(a)	4,964,895
2,000,000	Sunshine Luxembourg VII S.a.r.l., 2021 Term Loan B3, 3-month LIBOR + 3.750%, 4.500%, 10/01/2026(a)	2,005,620
3,500,000	Thoughtworks, Inc., 2021 Term Loan B, 1-month LIBOR + 3.250%, 3.750%, 3/23/2028(a)	3,489,500
2,474,425	West Corp., 2017 Term Loan, LIBOR + 4.000%, 5.000%, 10/10/2024(c)	2,405,982
8,225,795	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 2.750%, 2.850%, 5/18/2025(a)	8,007,811

		80,727,998

	Consumer Products — 5.8%
5,907,195	Advantage Sales & Marketing, Inc., 2020 Term Loan B, LIBOR + 5.250%, 6.000%, 10/28/2027(c)	5,946,242
2,072,806	Anastasia Parent LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 3.953%, 8/11/2025(a)	1,485,020
5,143,428	Augusta Sportswear Group, Inc., Term Loan B, 3-month LIBOR + 4.500%, 5.500%, 10/26/2023(a)	4,963,408
2,811,463	Canada Goose, Inc., 2021 Term Loan, 3-month LIBOR + 3.500%, 3.694%, 10/07/2027(a)	2,819,672
6,012,000	CBI Buyer, Inc., Term Loan, 1-month LIBOR + 3.250%, 3.750%, 1/06/2028(a)	5,996,970
3,496,000	Conair Holdings LLC, Term Loan B, 3-month LIBOR + 3.750%, 4.250%, 5/17/2028(a)	3,509,110
3,485,688	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 2.345%, 4/07/2025(a)	3,368,046
6,452,785	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.000%, 5/01/2024(a)	6,428,587
3,139,500	Mattress Firm, Inc., 2020 Term Loan B, 6-month LIBOR + 5.250%, 6.250%, 11/26/2027(a)	3,178,744
4,290,000	Ozark Holdings LLC, 2020 Term Loan B, 1-month LIBOR + 4.000%, 4.750%, 12/16/2027(a)	4,296,435
5,602,666	Polyconcept Investments BV, USD 2016 Term Loan B, 3-month LIBOR + 4.500%, 5.500%, 8/16/2023(a)	5,432,849
3,416,000	RVR Dealership Holdings LLC, Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 2/08/2028(a)	3,420,270
5,390,000	S&S Holdings LLC, Term Loan, 3-month LIBOR + 5.000%, 5.500%, 3/11/2028(a)	5,282,200
4,180,541	Serta Simmons Bedding LLC, 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.500%, 11/08/2023(a)	3,223,280
8,639,608	SIWF Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.250%, 4.343%, 6/15/2025(a)	8,642,287
3,650,000	Tory Burch LLC, Term Loan B, 1-month LIBOR + 3.500%, 4.000%, 4/14/2028(a)	3,640,875
4,774,896	Wellness Merger Sub, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 4.093%, 6/30/2024(a)	4,747,440
6,613,000	WW International, Inc., 2021 Term Loan B, 3-month LIBOR + 3.500%, 4.000%, 4/13/2028(a)	6,624,044

		83,005,479

	Diversified Manufacturing — 1.3%
2,698,319	Engineered Machinery Holdings, Inc., 2018 Incremental Term Loan, 3-month LIBOR + 4.250%, 5.250%, 7/19/2024(a)	2,701,692
2,000,000	Engineered Machinery Holdings, Inc., 2021 USD 2nd Lien Incremental Term Loan, 3-month LIBOR + 6.500%, 7.250%, 5/04/2029(a)	2,020,000

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of May 31, 2021 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — continued
$3,431,848	Granite Holdings U.S. Acquisition Co., 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.203%, 9/30/2026(a)	$3,427,558
6,000,000	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 1/27/2028(a)	5,925,000
4,502,403	Vertical Midco GmbH, USD Term Loan B, 6-month LIBOR + 4.250%, 4.478%, 7/30/2027(a)	4,516,766

		18,591,016

	Electric — 1.5%
4,307,274	CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.610%, 8/08/2025(a)	4,264,201
5,152,533	KAMC Holdings, Inc., 2019 Term Loan, 3-month LIBOR + 4.000%, 4.141%, 8/14/2026(i)	4,946,431
2,234,148	Mirion Technologies, Inc., 2019 Term Loan B, 3-month LIBOR + 4.000%, 4.203%, 3/06/2026(a)	2,242,526
2,276,018	Oregon Clean Energy LLC, Term Loan, 1-month LIBOR + 3.750%, 4.750%, 3/01/2026(a)	2,183,567
2,551,041	Revere Power LLC, Term Loan B, 1-month LIBOR + 4.250%, 4.343%, 3/27/2026(a)	2,428,591
122,893	Revere Power LLC, Term Loan C, 1-month LIBOR + 4.250%, 4.343%, 3/27/2026(a)	116,995
5,208,290	West Deptford Energy Holdings LLC, Term Loan B, 1-month LIBOR + 3.750%, 3.843%, 8/03/2026(a)	4,687,461

		20,869,772

	Environmental — 1.0%
2,810,787	Array Technologies, Inc., Term Loan B, 3-month LIBOR + 3.250%, 3.750%, 10/14/2027(a)	2,770,396
2,613,000	Denali Water Solutions, Term Loan B, 3-month LIBOR + 4.250%, 5.000%, 3/25/2028(a)	2,606,467
2,932,613	EnergySolutions LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 4.750%, 5/09/2025(a)	2,906,044
2,681,000	Liberty Tire Recycling Holdco LLC, 2021 Term Loan, 3-month LIBOR + 4.500%, 5.500%, 5/05/2028(a)	2,660,892
3,776,250	Northstar Group Services, Inc., 2020 Term Loan B, 3-month LIBOR + 5.500%, 6.500%, 11/09/2026(a)	3,799,852

		14,743,651

	Financial Other — 3.3%
2,493,703	Acrisure LLC, 2020 Term Loan B, 3-month LIBOR + 3.500%, 3.703%, 2/15/2027(a)	2,468,242
6,803,859	Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 4.593%, 2/28/2025(a)	6,725,206
3,221,894	AqGen Ascensus, Inc., 2020 Term Loan, 3-month LIBOR + 4.000%, 5.000%, 12/13/2026(a)	3,221,217
3,005,000	AqGen Island Holdings, Inc., Term Loan, 5/20/2028(b)	2,988,112
3,150,000	DRW Holdings LLC, 2021 Term Loan, 1-month LIBOR + 3.750%, 3.843%, 3/01/2028(a)	3,134,250
4,642,248	GT Polaris, Inc., 2021 Term Loan, 3-month LIBOR + 3.750%, 4.500%, 9/24/2027(a)	4,645,172
5,097,139	LifeMiles Ltd., Term Loan B, 3-month LIBOR + 5.500%, 6.500%, 8/18/2022(a)	5,025,779
2,688,263	Mermaid BidCo, Inc., USD Term Loan B, 3-month LIBOR + 4.250%, 5.000%, 12/22/2027(a)	2,681,542
2,969,388	NAB Holdings LLC, 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 4.000%, 7/01/2024(a)	2,963,894
	Financial Other — continued
3,656,222	Resolute Investment Managers, Inc., 2020 Term Loan, 3-month LIBOR + 3.750%, 4.750%, 4/30/2024(a)	3,660,792
9,701,961	Teneo Holdings LLC, Term Loan, 1-month LIBOR + 5.250%, 6.250%, 7/11/2025(a)	9,692,260

		47,206,466

	Food & Beverage — 2.3%
1,732,658	Arterra Wines Canada, Inc., 2020 Term Loan, 3-month LIBOR + 3.500%, 4.250%, 11/24/2027(a)	1,734,390
2,277,745	City Brewing Company LLC, Closing Date Term Loan, 3-month LIBOR + 3.500%, 4.250%, 4/05/2028(a)	2,274,852
4,323,000	Packers Holdings LLC, 2021 Term Loan, 3-month LIBOR + 3.250%, 4.000%, 3/09/2028(a)	4,299,224
5,586,000	Proampac PG Borrower LLC, 2020 Term Loan, 11/03/2025(b)	5,582,537
4,458,623	Shearer’s Foods, Inc., 2021 Term Loan, 3-month LIBOR + 3.500%, 4.250%, 9/23/2027(a)	4,460,317
6,671,000	Triton Water Holdings, Inc., Term Loan, 3-month LIBOR + 3.500%, 4.000%, 3/31/2028(a)	6,662,661
3,600,000	Whole Earth Brands, Inc., Term Loan B, 3-month LIBOR + 4.500%, 5.500%, 2/05/2028(a)	3,568,500
4,196,000	WOOF Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.500%, 12/21/2027(a)	4,197,762

		32,780,243

	Gaming — 0.7%
4,948,849	Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1-month LIBOR + 2.750%, 2.843%, 12/23/2024(a)	4,907,329
1,463,645	Caesars Resort Collection LLC, 2020 Term Loan B1, 1-month LIBOR + 4.500%, 4.593%, 7/21/2025(a)	1,467,582
3,488,000	J&J Ventures Gaming LLC, Term Loan, 1-month LIBOR + 4.000%, 4.750%, 4/07/2028(a)	3,496,720

		9,871,631

	Health Insurance — 0.7%
3,984,889	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 1-month LIBOR + 3.250%, 3.343%, 12/31/2025(a)	3,937,827
5,826,655	Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 1-month LIBOR + 3.750%, 3.843%, 9/03/2026(a)	5,802,824

		9,740,651

	Healthcare — 7.6%
6,706,300	Ascend Learning LLC, 2020 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.750%, 7/12/2024(a)	6,714,683
3,500,000	Athenahealth, Inc., 2021 Term Loan B1, LIBOR + 4.250%, 4.410%, 2/11/2026(c)	3,509,625
5,476,592	ATI Holdings Acquisition, Inc., 2016 Term Loan, 6-month LIBOR + 3.500%, 4.500%, 5/10/2023(a)	5,469,746
4,717,331	Carestream Dental Equipment, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.250%, 9/01/2024(a)	4,665,724
4,593,000	CT Technologies Intermediate Holdings, Inc., 2020 Term Loan, 1-month LIBOR + 5.000%, 6.000%, 12/16/2025(a)	4,610,224
5,819,230	Ensemble RCM LLC, Term Loan, 3-month LIBOR + 3.750%, 3.936%, 8/03/2026(a)	5,825,050
7,620,390	Gainwell Acquisition Corp., Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 10/01/2027(a)	7,624,200

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of May 31, 2021 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Healthcare — continued
$5,547,177	Gentiva Health Services, Inc., 2020 Term Loan, 1-month LIBOR + 2.750%, 2.875%, 7/02/2025(a)	$5,533,309
2,750,000	GHX Ultimate Parent Corp., 2017 1st Lien Term Loan, 6/28/2024(b)	2,748,845
5,402,098	Global Education Management Systems Establishment, Term Loan, 3-month LIBOR + 5.000%, 6.000%, 7/31/2026(a)	5,427,758
1,443,000	Insulet Corp., Term Loan B, 3-month LIBOR + 3.250%, 3.750%, 5/04/2028(a)	1,443,000
4,317,000	MedAssets Software Intermediate Holdings, Inc., 2021 1st Lien Term Loan, 6-month LIBOR + 3.750%, 4.500%, 1/28/2028(a)	4,304,049
4,112,000	MedRisk, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 5/10/2028(a)	4,106,860
3,500,000	Midwest Veterinary Partners LLC, Term Loan, 6-month LIBOR + 4.000%, 4.750%, 4/26/2028(a)	3,491,250
584,668	National Mentor Holdings, Inc., 2021 Delayed Draw Term Loan, 3.750%, 3/02/2028(d)	585,036
5,315,160	National Mentor Holdings, Inc., 2021 Term Loan, LIBOR + 3.750%, 4.500%, 2/18/2028(c)	5,318,509
177,172	National Mentor Holdings, Inc., 2021 Term Loan C, 3-month LIBOR + 3.750%, 4.500%, 3/02/2028(a)	177,284
4,450,000	Onex TSG Intermediate Corp., 2021 Term Loan B, 3-month LIBOR + 4.750%, 5.500%, 2/28/2028(a)	4,439,987
4,443,549	Pearl Intermediate Parent LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 2.750%, 2.843%, 2/14/2025(a)	4,389,116
216,451	PetVet Care Centers LLC, 2021 Term Loan B3, 1-month LIBOR + 3.500%, 4.250%, 2/14/2025(a)	216,383
5,250,000	RadNet, Inc., 2021 Term Loan, 3-month LIBOR + 3.000%, 3.750%, 4/22/2028(a)	5,243,437
1,000,000	Southern Veterinary Partners LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.750%, 10/05/2028(a)	1,001,250
441,333	Southern Veterinary Partners LLC, Delayed Draw Term Loan, 4.000%, 10/05/2027(d)	441,885
3,191,667	Southern Veterinary Partners LLC, Term Loan, 3-month LIBOR + 4.000%, 5.000%, 10/05/2027(a)	3,195,657
4,502,326	Surgery Center Holdings, Inc., 2021 Term Loan, 3-month LIBOR + 3.750%, 4.500%, 8/31/2026(a)	4,507,954
4,620,000	Symplr Software, Inc., 2020 Term Loan, 6-month LIBOR + 4.500%, 5.250%, 12/22/2027(a)	4,625,775
2,178,000	TTF Holdings LLC, Term Loan, 3-month LIBOR + 4.250%, 5.000%, 3/24/2028(a)	2,178,000
7,095,541	Verscend Holding Corp., 2021 Term Loan B, 1-month LIBOR + 4.000%, 4.093%, 8/27/2025(a)	7,096,819

		108,891,415

	Industrial Other — 4.6%
7,551,848	ABG Intermediate Holdings 2 LLC, 2021 Term Loan B, 3-month LIBOR + 3.250%, 4.000%, 9/27/2024(a)	7,553,207
2,930,754	Alliance Laundry Systems LLC, Term Loan B, 3-month LIBOR + 3.500%, 4.250%, 10/08/2027(a)	2,936,498
2,992,443	Connect Finco S.a.r.l., 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.500%, 12/11/2026(a)	2,993,940
4,288,944	Element Materials Technology Group U.S. Holdings, Inc., 2017 USD Term Loan B, 6/28/2024(b)	4,256,777
3,611,381	Element Materials Technology Group U.S. Holdings, Inc., 2017 USD Term Loan B, 3-month LIBOR + 3.500%, 4.500%, 6/28/2024(a)	3,584,295
	Industrial Other — continued
5,348,125	Filtration Group Corp., 2020 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.500%, 3/29/2025(a)	5,351,494
2,784,000	Infinite Bidco LLC, 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.250%, 3/02/2028(a)	2,770,080
3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.000%, 7.500%, 3/02/2029(a)	3,011,250
4,617,360	International Textile Group, Inc., 1st Lien Term Loan, 6-month LIBOR + 5.000%, 5.260%, 5/01/2024(a)	4,409,578
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 9.260%, 5/01/2025(a)	5,597,020
10,516,237	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.500%, 6.500%, 5/11/2023(a)	9,832,682
2,668,012	Shape Technologies Group, Inc., Term Loan, 1-month LIBOR + 3.000%, 3.093%, 4/21/2025(a)	2,466,951
1,936,297	Ventia Deco LLC, 2016 Term Loan B, 5/21/2026(b)	1,941,138
4,361,901	Ventia Deco LLC, 2016 Term Loan B, 3-month LIBOR + 4.000%, 5.000%, 5/21/2026(a)	4,372,806
5,375,000	Watlow Electric Manufacturing Co., Term Loan B, 3-month LIBOR + 4.000%, 4.500%, 3/02/2028(a)	5,383,976

		66,461,692

	Insurance — 0.1%
1,311,121	Alliant Holdings Intermediate LLC, 2020 Term Loan B3, 10/08/2027(b)	1,312,104

	Integrated Energy — 0.5%
7,341,840	Matador Bidco S.a.r.l., Term Loan, 1-month LIBOR + 4.750%, 4.843%, 10/15/2026(a)	7,360,195

	Internet & Data — 2.4%
2,930,650	A&V Holdings Midco LLC, 2020 Term Loan B, 3-month LIBOR + 5.375%, 6.375%, 3/10/2027(a)	2,905,007
6,582,643	Castle U.S. Holding Corp., USD Term Loan B, 3-month LIBOR + 3.750%, 3.953%, 1/29/2027(a)	6,468,500
3,940,137	Crown Subsea Communications Holding, Inc., 2021 Term Loan, 3-month LIBOR + 5.000%, 5.750%, 4/20/2027(a)	3,946,717
2,140,000	ION Trading Finance Ltd., 2021 USD Term Loan, 4/01/2028(b)	2,144,965
7,439,200	MH Sub I LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.593%, 9/13/2024(a)	7,403,045
2,880,230	MH Sub I LLC, 2020 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.750%, 9/13/2024(a)	2,888,035
4,000,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 1-month LIBOR + 6.250%, 6.343%, 2/12/2029(a)	4,046,680
5,222,064	WeddingWire, Inc., 1st Lien Term Loan, LIBOR + 4.500%, 4.685%, 12/19/2025(c)	5,209,009

		35,011,958

	Leisure — 2.1%
1,496,183	AMC Entertainment Holdings, Inc., 2019 Term Loan B, 4/22/2026(b)	1,375,396
5,298,740	Kingpin Intermediate Holdings LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 4.500%, 7/03/2024(a)	5,225,883
2,653,000	MajorDrive Holdings IV LLC, Term Loan, 5/12/2028(b)	2,655,494
1,879,419	Playpower, Inc., 2019 Term Loan, 3-month LIBOR + 5.500%, 5.699%, 5/08/2026(a)	1,860,625

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of May 31, 2021 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Leisure — continued
$6,819,625	PUG LLC, USD Term Loan, 1-month LIBOR + 3.500%, 3.593%, 2/12/2027(a)	$6,640,610
5,653,554	Recess Holdings, Inc., 2017 1st Lien Term Loan, LIBOR + 3.750%, 4.750%, 9/30/2024(c)	5,606,912
7,543,800	Thunder Finco Pty Ltd., Term Loan B, 1-month LIBOR + 4.250%, 5.250%, 11/26/2026(a)	7,355,205

		30,720,125

	Lodging — 0.9%
4,132,627	Aimbridge Acquisition Co., Inc., 2019 Term Loan B, 1-month LIBOR + 3.750%, 3.843%, 2/02/2026(a)	4,021,583
5,988,236	Golden Nugget, Inc., 2017 Incremental Term Loan B, 2-month LIBOR + 2.500%, 3.250%, 10/04/2023(a)	5,938,115
2,917,000	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 5/20/2028(b)	2,920,646

		12,880,344

	Media Entertainment — 4.9%
5,705,238	Cambium Learning Group, Inc., Term Loan B, 3-month LIBOR + 4.500%, 5.250%, 12/18/2025(a)	5,725,435
6,475,172	Cengage Learning, Inc., 2016 Term Loan B, LIBOR + 4.250%, 5.250%, 6/07/2023(c)	6,467,984
2,638,000	Cimpress Public Ltd. Co., USD Term Loan B, 3-month LIBOR + 3.500%, 4.000%, 5/17/2028(a)	2,633,067
3,363,027	Diamond Sports Group LLC, Term Loan, 1-month LIBOR + 3.250%, 3.350%, 8/24/2026(a)	2,407,725
8,293,450	E.W. Scripps Co. (The), 2020 Term Loan B3, 1-month LIBOR + 3.000%, 3.750%, 1/07/2028(a)	8,295,772
2,727,932	Emerald Expositions Holding, Inc., 2017 Term Loan B, 1-month LIBOR + 2.500%, 2.593%, 5/22/2024(a)	2,623,943
3,970,000	iHeartCommunications, Inc., 2020 Incremental Term Loan, 1-month LIBOR + 4.000%, 4.750%, 5/01/2026(a)	3,974,962
2,826,554	iHeartCommunications, Inc., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.093%, 5/01/2026(a)	2,795,349
7,802,165	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan B, 3-month LIBOR + 4.750%, 5.750%, 11/01/2024(a)	7,823,621
3,834,003	Meredith Corp., 2020 Incremental Term Loan B, 3-month LIBOR + 4.250%, 5.250%, 1/31/2025(a)	3,914,287
9,700,000	Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 4.500%, 5.500%, 7/03/2026(a)	9,691,949
254,615	National CineMedia LLC, 2021 Incremental Term Loan, 1-month LIBOR + 8.000%, 9.000%, 12/20/2024(a)	258,434
3,719,000	Nielsen Consumer, Inc., 2021 USD Term Loan B, LIBOR + 4.000%, 4.108%, 3/06/2028(c)	3,729,227
5,284,815	Terrier Media Buyer, Inc., 2021 Term Loan, 1-month LIBOR + 3.500%, 3.594%, 12/17/2026(a)	5,258,391
4,069,000	Univision Communications, Inc., 2021 Term Loan B, 5/05/2028(b)	4,045,278

		69,645,424

	Metals & Mining — 0.8%
3,495,000	SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 3/16/2027(a)	3,470,535
8,386,119	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 5.000%, 5/01/2025(a)	8,024,509

		11,495,044

	Midstream — 0.4%
2,764,000	AL NGPL Holdings LLC, Term Loan B, 3-month LIBOR + 3.750%, 4.750%, 4/14/2028(a)	2,765,742
3,676,005	Oryx Midstream Holdings LLC, Term Loan B, 1-month LIBOR + 4.000%, 4.093%, 5/22/2026(a)	3,630,055

		6,395,797

	Packaging — 1.3%
2,577,000	Altium Packaging LLC, 2021 Term Loan B, 1-month LIBOR + 2.750%, 3.250%, 2/03/2028(a)	2,558,884
4,937,625	Pretium PKG Holdings, Inc., 2020 Term Loan, 3-month LIBOR + 4.000%, 4.750%, 11/05/2027(a)	4,942,266
2,826,915	Reynolds Group Holdings, Inc., 2020 Term Loan B2, 1-month LIBOR + 3.250%, 3.343%, 2/05/2026(a)	2,801,671
3,539,103	Titan Acquisition Ltd., 2018 Term Loan B, 6-month LIBOR + 3.000%, 3.267%, 3/28/2025(a)	3,469,418
852,028	TricorBraun Holdings, Inc., 2021 Delayed Draw Term Loan, 1.625%, 3/03/2028(d)	845,211
29,380	TricorBraun Holdings, Inc., 2021 Delayed Draw Term Loan, 3-month LIBOR + 3.250%, 3.750%, 3/03/2028(a)	29,145
3,918,592	TricorBraun Holdings, Inc., 2021 Term Loan, 3-month LIBOR + 3.250%, 3.750%, 3/03/2028(a)	3,887,244

		18,533,839

	Paper — 0.2%
2,692,000	Spa Holdings 3 Oy, USD Term Loan B, 2/04/2028(b)	2,695,365

	Pharmaceuticals — 1.1%
2,264,552	Akorn, Inc., 2020 Take Back Term Loan, 3-month LIBOR + 7.500%, 8.500%, 10/01/2025(a)	2,315,505
2,714,395	Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 3.625%, 5/04/2025(a)	2,668,033
4,954,000	Organon & Co., USD Term Loan, 4/07/2028(b)	4,946,916
6,000,000	Parexel International Corp., Term Loan B, 1-month LIBOR + 2.750%, 2.843%, 9/27/2024(a)	5,949,180

		15,879,634

	Property & Casualty Insurance — 2.7%
3,000,219	Applied Systems, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 3.750%, 9/19/2024(a)	2,995,719
6,685	Applied Systems, Inc., 2017 1st Lien Term Loan, PRIME + 2.250%, 5.500%, 9/19/2024(a)	6,675
753,152	AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, 1-month LIBOR + 4.500%, 5.500%, 2/12/2027(a)	753,717
3,785,162	AssuredPartners, Inc., 2020 Term Loan B, 1-month LIBOR + 3.500%, 3.593%, 2/12/2027(a)	3,757,833
4,490,205	Baldwin Risk Partners LLC, 2021 Term Loan B, 10/14/2027(b)	4,495,818
4,138,205	Baldwin Risk Partners LLC, Term Loan B, 1-month LIBOR + 4.000%, 4.750%, 10/14/2027(a)	4,143,378
874,000	Belfor Holdings, Inc., Term Loan B, 1-month LIBOR + 4.000%, 4.093%, 4/06/2026(a)	876,185
3,291,688	Broadstreet Partners, Inc., 2020 Term Loan B, 1/27/2027(b)	3,259,232
3,490,124	Confie Seguros Holding II Co., 2016 Term Loan B, 1-month LIBOR + 4.750%, 5.750%, 4/19/2022(a)	3,485,133
7,091,111	Hyperion Insurance Group Ltd., 2020 Incremental Term Loan B, 1-month LIBOR + 3.750%, 4.750%, 11/12/2027(i)	7,108,838

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of May 31, 2021 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Property & Casualty Insurance — continued
$5,443,590	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 3.203%, 5/16/2024(a)	$5,397,646
2,558,623	USI, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 3.250%, 3.453%, 12/02/2026(a)	2,536,772

		38,816,946

	REITs – Other — 0.5%
6,000,000	Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 1-month LIBOR + 3.500%, 4.000%, 3/06/2028(a)	5,985,000
965,580	Starwood Property Trust, Inc., 2020 Incremental Term Loan B2, 3-month LIBOR + 3.500%, 4.250%, 7/26/2026(a)	963,166

		6,948,166

	REITs – Retail — 0.4%
6,070,264	Brookfield Property REIT, Inc., 1st Lien Term Loan B, 1-month LIBOR + 2.500%, 2.593%, 8/27/2025(a)	5,857,805

	Restaurants — 1.6%
5,297,117	Carrols Restaurant Group, Inc., Term Loan B, 1-month LIBOR + 3.250%, 3.350%, 4/30/2026(a)	5,224,281
5,164,857	Flynn Restaurant Group LP, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.593%, 6/27/2025(a)	5,118,580
2,864,820	IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, 3-month LIBOR + 3.250%, 4.250%, 12/15/2027(a)	2,862,786
1,767,495	IRB Holding Corp., 2020 Term Loan B, LIBOR + 2.750%, 3.750%, 2/05/2025(c)	1,759,064
5,079,718	Portillo’s Holdings LLC, 2019 1st Lien Term Loan B3, 3-month LIBOR + 5.500%, 6.500%, 9/06/2024(a)	5,086,068
3,550,000	Zaxby’s Operating Company LLC, 1st Lien Term Loan, 1-month LIBOR + 3.750%, 4.500%, 12/28/2027(a)	3,550,746

		23,601,525

	Retailers — 3.7%
5,378,978	BDF Acquisition Corp., 1st Lien Term Loan, 1-month LIBOR + 5.250%, 6.250%, 8/14/2023(a)	5,365,530
2,607,000	BW Gas & Convenience Holdings LLC, 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.000%, 3/17/2028(a)	2,610,259
3,807,590	Container Store, Inc. (The), 2020 Term Loan B3, 3-month LIBOR + 4.750%, 5.750%, 1/31/2026(a)	3,817,109
2,483,694	EG Group Ltd., 2018 USD Term Loan B, 3-month LIBOR + 4.000%, 4.203%, 2/07/2025(a)	2,457,615
1,825,000	EG Group Ltd., 2021 Term Loan, 3/10/2026(b)	1,818,156
3,929,000	Evergreen Acqco 1 LP, 2021 USD Term Loan, 3-month LIBOR + 5.750%, 6.500%, 4/21/2028(a)	3,948,645
5,235,651	Great Outdoors Group LLC, 2021 Term Loan B, 6-month LIBOR + 4.250%, 5.000%, 3/06/2028(a)	5,270,992
5,015,795	Harbor Freight Tools USA, Inc., 2020 Term Loan B, 1-month LIBOR + 3.000%, 3.750%, 10/19/2027(a)	5,023,118
2,820,876	Kontoor Brands, Inc., Term Loan B, LIBOR + 4.250%, 4.336%, 5/15/2026(c)	2,834,981
3,600,000	Michaels Cos., Inc., 2021 Term Loan B, 3-month LIBOR + 4.250%, 5.000%, 4/15/2028(a)	3,607,128
8,011,000	Petco Health & Wellness Company, Inc., 2021 Term Loan B, 3-month LIBOR + 3.250%, 4.000%, 3/03/2028(a)	8,005,312
2,556,000	PetSmart, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 2/12/2028(a)	2,563,668
	Retailers — continued
5,650,000	Rent-A-Center, Inc., 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 2/17/2028(a)	5,680,623

		53,003,136

	Technology — 12.8%
4,883,884	Aptean, Inc., 2019 Term Loan, 1-month LIBOR + 4.250%, 4.343%, 4/23/2026(a)	4,860,490
1,575,098	Cardtronics USA, Inc., Term Loan B, 1-month LIBOR + 4.000%, 5.000%, 6/29/2027(a)	1,573,916
4,836,718	CommScope, Inc., 2019 Term Loan B, 1-month LIBOR + 3.250%, 3.343%, 4/06/2026(a)	4,813,551
6,075,149	Corel Corp., 2019 Term Loan, 3-month LIBOR + 5.000%, 5.135%, 7/02/2026(a)	6,050,848
5,063,000	CoreLogic, Inc., Term Loan, 4/13/2028(b)	5,037,685
2,385,023	Dun & Bradstreet Corp. (The), Term Loan, 1-month LIBOR + 3.250%, 3.340%, 2/06/2026(a)	2,376,937
7,425,503	Endure Digital Inc., Term Loan, 3-month LIBOR + 3.500%, 4.250%, 2/10/2028(a)	7,371,371
2,116,682	Epicor Software Corp., 2020 Term Loan, 1-month LIBOR + 3.250%, 4.000%, 7/30/2027(a)	2,114,248
6,398,873	Finastra USA, Inc., USD 1st Lien Term Loan, 6-month LIBOR + 3.500%, 4.500%, 6/13/2024(a)	6,313,768
5,939,115	Flexera Software LLC, 2020 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 3/03/2028(a)	5,943,748
4,975,000	GlobalLogic Holdings, Inc., 2020 Incremental Term Loan B2, 1-month LIBOR + 3.750%, 4.500%, 9/14/2027(a)	4,981,219
6,631,380	Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1-month LIBOR + 4.000%, 4.750%, 12/01/2027(a)	6,640,863
4,321,000	Helios Software Holdings, Inc., 2021 USD Term Loan B, 3-month LIBOR + 3.750%, 3.930%, 3/11/2028(a)	4,323,160
8,380,829	Hyland Software, Inc., 2021 2nd Lien Term Loan, 1-month LIBOR + 6.250%, 7.000%, 7/07/2025(a)	8,415,777
3,150,000	IGT Holding IV AB, 2021 USD Term Loan, 3/31/2028(b)	3,146,063
3,142,000	Ingram Micro, Inc., 2021 Term Loan B, 3/31/2028(b)	3,143,320
1,298,745	Liaison Acquisition LLC, 2021 Term Loan B, LIBOR + 3.750%, 4.500%, 3/11/2028(c)	1,298,745
6,269,288	LogMeIn, Inc., Term Loan B, 1-month LIBOR + 4.750%, 4.845%, 8/31/2027(a)	6,268,284
5,246,000	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 5/03/2028(b)	5,254,761
3,252,749	Peraton Holding Corp., Term Loan B, 2/01/2028(b)	3,255,904
1,848,251	Peraton Holding Corp., Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 2/01/2028(a)	1,850,044
5,613,342	Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, 1-month LIBOR + 4.000%, 4.100%, 4/26/2024(a)	5,615,700
4,698,000	Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1-month LIBOR + 3.250%, 4.000%, 3/03/2028(a)	4,687,007
8,890,550	Quest Software U.S. Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.250%, 4.436%, 5/16/2025(a)(e)(j)	8,893,750
3,707,000	RealPage, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.250%, 3.750%, 4/24/2028(a)	3,701,439
1,237,677	Redstone Buyer LLC, 2021 Delayed Draw Term Loan, 0.000%, 4/27/2028(d)	1,226,080
3,162,323	Redstone Buyer LLC, 2021 Term Loan, 3-month LIBOR + 4.750%, 5.500%, 4/27/2028(a)	3,132,692

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of May 31, 2021 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — continued
$6,066,297	Rocket Software, Inc., 2018 Term Loan, 1-month LIBOR + 4.250%, 4.343%, 11/28/2025(a)	$5,946,852
5,691,131	S2P Acquisition Borrower, Inc., Term Loan, 1-month LIBOR + 4.000%, 4.093%, 8/14/2026(a)	5,686,066
1,005,480	Sabre GLBL, Inc., 2020 Term Loan B, 1-month LIBOR + 4.000%, 4.750%, 12/17/2027(a)	1,010,507
6,837,070	Sirius Computer Solutions, Inc., 2020 Term Loan, 1-month LIBOR + 3.500%, 3.593%, 7/01/2026(a)	6,811,431
6,140,445	Sophia L.P., 2020 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.500%, 10/07/2027(a)	6,154,506
4,475,000	Storable, Inc., Term Loan B, 3-month LIBOR + 3.250%, 3.750%, 4/17/2028(a)	4,452,625
8,820,608	SurveyMonkey, Inc., 2018 Term Loan B, 1 Week LIBOR + 3.750%, 3.820%, 10/10/2025(a)	8,754,454
1,287,000	Syncsort, Inc., 2021 1st Lien Term Loan, 4/24/2028(b)	1,280,964
4,050,000	Syncsort, Inc., 2021 1st Lien Term Loan, 3-month LIBOR + 4.250%, 5.000%, 4/24/2028(a)	4,031,005
2,000,000	Syncsort, Inc., 2021 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.000%, 4/23/2029(a)	1,984,160
1,000,000	Syndigo LLC, 2020 2nd Lien Term Loan, 6-month LIBOR + 8.000%, 8.750%, 12/15/2028(a)	995,000
3,100,000	Syndigo LLC, 2020 Term Loan, 3-month LIBOR + 4.500%, 5.250%, 12/15/2027(a)	3,076,750
500,000	Ultimate Software Group, Inc. (The), 2020 2nd Lien Incremental Term Loan, 3-month LIBOR + 6.750%, 7.500%, 5/03/2027(a)	512,190
6,071,073	Verifone Systems, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.000%, 4.147%, 8/20/2025(a)	5,982,557
3,719,000	Virtusa Corp., Term Loan B, 1-month LIBOR + 4.250%, 5.000%, 2/11/2028(a)	3,734,508

		182,704,945

	Transportation Services — 1.6%
4,126,637	Deliver Buyer, Inc., Term Loan B, 3-month LIBOR + 5.000%, 5.203%, 5/01/2024(a)	4,131,796
4,488,750	Kenan Advantage Group, Inc., 2021 Term Loan B1, 1-month LIBOR + 3.750%, 4.500%, 3/24/2026(a)	4,486,640
2,625,000	LaserShip, Inc., 2021 Term Loan, 3-month LIBOR + 4.500%, 5.250%, 4/30/2028(a)	2,620,091
5,092,028	Uber Technologies, Inc., 2021 1st Lien Term Loan B, 1-month LIBOR + 3.500%, 3.593%, 4/04/2025(a)	5,089,279
2,069,138	Uber Technologies, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 3.593%, 2/16/2027(a)	2,067,855
4,223,391	VM Consolidated, Inc., 2021 Term Loan B, 3-month LIBOR + 3.250%, 3.445%, 3/19/2028(a)	4,205,779

		22,601,440

	Utility Other — 0.5%
3,505,000	Tiger Acquisition LLC, 2021 Term Loan, 5/24/2028(b)	3,494,765
3,499,000	USIC Holdings, Inc., 2021 Term Loan, 5/12/2028(b)	3,490,253

		6,985,018

	Wireless — 0.7%
2,435,722	Asurion LLC, 2020 Term Loan B8, 1-month LIBOR + 3.250%, 3.343%, 12/23/2026(a)	2,422,788
1,686,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1-month LIBOR + 5.250%, 5.343%, 1/31/2028(a)	1,703,568
	Wireless — continued
2,561,000	Asurion LLC, 2021 Term Loan B9, 1-month LIBOR + 3.250%, 3.343%, 7/31/2027(a)	2,548,195
3,683,000	CCI Buyer, Inc., Term Loan, 3-month LIBOR + 4.000%, 4.750%, 12/17/2027(a)	3,687,604

		10,362,155

	Wirelines — 0.5%
3,051,000	Frontier Communications Corp., 2021 DIP Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 5/01/2028(a)	3,045,661
2,896,000	Voyage Australia Pty Ltd., USD Term Loan B, 5/18/2028(b)	2,881,520
1,455,000	Zayo Group Holdings, Inc., USD Term Loan, 1-month LIBOR + 3.000%, 3.093%, 3/09/2027(a)	1,443,403

		7,370,584

	Total Senior Loans (Identified Cost $1,293,127,168)	1,292,916,532

Bonds and Notes — 4.7%
Non-Convertible Bonds — 4.5%
	Aerospace & Defense — 0.3%
3,500,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	3,745,000

	Brokerage — 0.4%
5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.250%, 6/03/2026, 144A	5,225,000

	Chemicals — 0.3%
1,715,000	Avient Corp., 5.750%, 5/15/2025, 144A	1,813,613
2,985,000	Iris Holdings, Inc., 9.500% PIK or 8.750% Cash, 2/15/2026, 144A(k)	3,044,700

		4,858,313

	Consumer Cyclical Services — 0.4%
5,500,000	WASH Multifamily Acquisition, Inc., 5.750%, 4/15/2026, 144A	5,729,350

	Consumer Products — 0.2%
3,250,000	Coty, Inc., 6.500%, 4/15/2026, 144A	3,232,905

	Gaming — 0.3%
4,235,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	4,463,351

	Media Entertainment — 0.8%
5,750,000	AMC Networks, Inc., 4.750%, 8/01/2025	5,895,590
3,000,000	McGraw Hill LLC/McGraw-Hill Global Education Finance, Inc., 8.000%, 11/30/2024, 144A	3,037,500
1,845,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	1,948,781

		10,881,871

	Non-Agency Commercial Mortgage-Backed Securities — 0.2%
3,344,838	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 7.028%, 8/15/2024, 144A(a)	3,230,784

	Property & Casualty Insurance — 0.3%
4,000,000	NMI Holdings, Inc., 7.375%, 6/01/2025, 144A	4,580,000

	REITs – Other — 0.4%
1,750,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	1,780,625
50,000	Service Properties Trust, 3.950%, 1/15/2028	44,750
550,000	Service Properties Trust, 4.350%, 10/01/2024	540,235
20,000	Service Properties Trust, 4.500%, 6/15/2023	20,023
3,040,000	Service Properties Trust, 4.750%, 10/01/2026	2,888,000

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of May 31, 2021 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Other — continued
$100,000	Service Properties Trust, 4.950%, 2/15/2027	$95,750

		5,369,383

	Supermarkets — 0.4%
5,750,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	5,951,250

	Technology — 0.5%
4,500,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.500%, 5/01/2025, 144A	4,623,750
2,235,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	2,408,213

		7,031,963

	Total Non-Convertible Bonds (Identified Cost $61,136,926)	64,299,170

Convertible Bonds — 0.2%
	REITs – Other — 0.2%
3,250,000	Blackstone Mortgage Trust, Inc., 4.375%, 5/05/2022 (Identified Cost $3,168,073)	3,319,225

	Total Bonds and Notes (Identified Cost $64,304,999)	67,618,395

Shares
Common Stocks — 0.8%
	Chemicals — 0.2%
193,746	Hexion Holdings Corp., Class B(l)	3,196,809

	Energy Equipment & Services — 0.0%
61,854	Ameriforge Group, Inc.(e)(f)(h)(l)	30,927

	Pharmaceuticals — 0.2%
192,793	Akorn, Inc.(g)(l)	2,924,092

	Real Estate Management & Development — 0.4%
36,956	Lender MCS Holdings, Inc.(e)(g)(j)(l)	5,358,620

	Specialty Retail — 0.0%
1,790,513	Onsite Rental Group Pty Ltd.(e)(f)(g)(h)(l)	—

	Total Common Stocks (Identified Cost $13,622,436)	11,510,448

Exchange-Traded Funds — 1.3%
835,000	Invesco Senior Loan ETF (Identified Cost $18,320,945)	18,537,000

Principal Amount
Short-Term Investments — 8.7%
$125,115,737	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/28/2021 at 0.000% to be repurchased at $125,115,737 on 6/01/2021 collateralized by $129,150,400 U.S. Treasury Note, 0.500% due 8/31/2027 valued at $124,473,508; $3,069,000 U.S. Treasury Note, 2.500% due 1/15/2022 valued at $3,144,663 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $125,115,737)	125,115,737

	Total Investments — 105.8% (Identified Cost $1,514,491,285)	1,515,698,112
	Other assets less liabilities — (5.8)%	(83,707,136)

	Net Assets — 100.0%	$1,431,990,976

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of May 31, 2021 is disclosed.
(b)	Position is unsettled. Contract rate was not determined at May 31, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2021. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(d)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of Notes to Financial Statements.
(e)	Illiquid security.
(f)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(g)	Securities subject to restriction on resale. At May 31, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets
Akorn, Inc.	10/06/2020	$2,530,723	*	$2,924,092	0.2%
Lender MCS Holdings, Inc.	9/30/2020	3,510,820	**	5,358,620	0.4%
Onsite Rental Group Pty Ltd.	11/03/2017	—		—	—
Onsite Rental Group Pty Ltd., Note	11/03/2017	2,384,581		1,737,804	0.1%

*	Represents basis carried over in a non-taxable restructuring
**	Represents basis assigned upon receipt in a taxable restructuring
(h)	Fair valued by the Fund’s adviser. At May 31, 2021, the value of these securities amounted to $1,768,731 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2021.
(j)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At May 31, 2021, the value of these securities amounted to $14,252,370 or 1.0% of net assets. See Note 2 of Notes to Financial Statements.
(k)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended May 31, 2021, interest payments were made in cash.
(l)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the value of Rule 144A holdings amounted to $54,814,822 or 3.8% of net assets.
DIP	Debtor In Possession
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of May 31, 2021 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Industry Summary at May 31, 2021 (Unaudited)

Technology	13.3%
Healthcare	7.6
Consumer Cyclical Services	6.0
Consumer Products	6.0
Media Entertainment	5.7
Automotive	5.3
Industrial Other	4.6
Building Materials	4.5
Retailers	3.7
Financial Other	3.3
Property & Casualty Insurance	3.0
Chemicals	2.8
Internet & Data	2.4
Food & Beverage	2.3
Leisure	2.1
Brokerage	2.0
Other Investments, less than 2% each	21.2
Short-Term Investments	8.7
Exchange-Traded Funds	1.3

Total Investments	105.8
Other assets less liabilities	(5.8)

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of May 31, 2021 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Banks — 1.6%
40,520	Popular, Inc.	$3,306,837

	Biotechnology — 3.7%
40,520	Moderna, Inc.(a)	7,496,605

	Chemicals — 5.4%
112,450	Nutrien Ltd.	6,988,768
13,980	Sherwin-Williams Co. (The)	3,963,749

		10,952,517

	Communications Equipment — 3.7%
36,980	Motorola Solutions, Inc.	7,592,364

	Distributors — 1.0%
41,935	LKQ Corp.(a)	2,137,007

	Diversified Telecommunication Services — 2.6%
69,450	Cogent Communications Holdings, Inc.	5,250,420

	Energy Equipment & Services — 2.1%
508,725	TechnipFMC PLC(a)	4,369,948

	Food Products — 3.7%
90,510	Lamb Weston Holdings, Inc.	7,466,170

	Health Care Equipment & Supplies — 3.1%
29,740	Masimo Corp.(a)	6,411,944

	Health Care Providers & Services — 4.5%
22,050	UnitedHealth Group, Inc.	9,082,836

	Insurance — 4.2%
33,445	Aon PLC, Class A	8,473,960

	Interactive Media & Services — 10.1%
3,751	Alphabet, Inc., Class A(a)	8,840,545
36,010	Facebook, Inc., Class A(a)	11,837,567

		20,678,112

	Internet & Direct Marketing Retail — 4.8%
3,026	Amazon.com, Inc.(a)	9,753,010

	IT Services — 10.6%
20,525	Accenture PLC, Class A	5,791,334
37,955	Jack Henry & Associates, Inc.	5,850,763
27,960	MasterCard, Inc., Class A	10,081,817

		21,723,914

	Machinery — 2.9%
22,650	Cummins, Inc.	5,827,392

	Oil, Gas & Consumable Fuels — 5.0%
56,270	Chevron Corp.	5,840,263
1,359,310	Kosmos Energy Ltd.(a)	4,322,606

		10,162,869

	Road & Rail — 8.5%
30,875	Saia, Inc.(a)	7,106,190
45,830	Union Pacific Corp.	10,299,376

		17,405,566

	Semiconductors & Semiconductor Equipment — 15.5%
41,495	Entegris, Inc.	4,749,103
12,565	NVIDIA Corp.	8,164,485
109,885	ON Semiconductor Corp.(a)	4,399,795
50,695	Texas Instruments, Inc.	9,622,925
22,030	Universal Display Corp.	4,755,396

		31,691,704

	Software — 4.5%
36,450	Microsoft Corp.	9,100,836

	Textiles, Apparel & Luxury Goods — 1.2%
90,420	Levi Strauss & Co., Class A	$2,419,639

	Total Common Stocks (Identified Cost $160,593,518)	201,303,650

Principal Amount
Short-Term Investments — 0.9%
$1,733,926	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/28/2021 at 0.000% to be repurchased at $1,733,926 on 6/01/2021 collateralized by $1,787,900 U.S. Treasury Note, 0.500% due 2/28/2026 valued at $1,768,622 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,733,926)	1,733,926

	Total Investments — 99.6% (Identified Cost $162,327,444)	203,037,576
	Other assets less liabilities — 0.4%	864,452

	Net Assets — 100.0%	$203,902,028

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

Industry Summary at May 31, 2021 (Unaudited)

Semiconductors & Semiconductor Equipment	15.5%
IT Services	10.6
Interactive Media & Services	10.1
Road & Rail	8.5
Chemicals	5.4
Oil, Gas & Consumable Fuels	5.0
Internet & Direct Marketing Retail	4.8
Software	4.5
Health Care Providers & Services	4.5
Insurance	4.2
Communications Equipment	3.7
Biotechnology	3.7
Food Products	3.7
Health Care Equipment & Supplies	3.1
Machinery	2.9
Diversified Telecommunication Services	2.6
Energy Equipment & Services	2.1
Other Investments, less than 2% each	3.8
Short-Term Investments	0.9

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Statements of Assets and Liabilities

May 31, 2021 (Unaudited)

	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$91,871,171	$1,514,491,285	$162,327,444
Net unrealized appreciation	33,462,899	1,206,827	40,710,132

Investments at value	125,334,070	1,515,698,112	203,037,576
Cash	—	1,223,768	—
Receivable for Fund shares sold	102,853	7,236,313	247,718
Receivable for securities sold	—	14,373,064	978,975
Dividends and interest receivable	102,685	6,398,824	239,468
Tax reclaims receivable	178,358	—	—
Prepaid expenses (Note 7)	20	308,484	30

TOTAL ASSETS	125,717,986	1,545,238,565	204,503,767

LIABILITIES
Payable for securities purchased	—	103,126,132	255,101
Unfunded loan commitments (Note 2)	—	5,793,690	—
Payable for Fund shares redeemed	33,955	1,771,841	103,089
Distributions payable	—	1,061,124	—
Management fees payable (Note 5)	68,943	496,606	92,686
Deferred Trustees’ fees (Note 5)	33,080	312,471	91,706
Administrative fees payable (Note 5)	4,534	51,342	7,293
Payable to distributor (Note 5d)	780	28,331	1,041
Other accounts payable and accrued expenses	52,760	606,052	50,823

TOTAL LIABILITIES	194,052	113,247,589	601,739

NET ASSETS	$125,523,934	$1,431,990,976	$203,902,028

NET ASSETS CONSIST OF:
Paid-in capital	$90,265,778	$1,962,062,725	$124,789,708
Accumulated earnings (loss)	35,258,156	(530,071,749)	79,112,320

NET ASSETS	$125,523,934	$1,431,990,976	$203,902,028

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$6,612,861	$230,180,473	$15,993,459

Shares of beneficial interest	335,534	25,525,370	716,964

Net asset value and redemption price per share	$19.71	$9.02	$22.31

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$20.91	$9.35	$23.67

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,507,363	$105,031,921	$5,530,602

Shares of beneficial interest	79,168	11,686,876	265,318

Net asset value and offering price per share	$19.04	$8.99	$20.85

Class N shares:
Net assets	$12,683,359	$610,709	$1,936

Shares of beneficial interest	637,141	67,707	86

Net asset value, offering and redemption price per share	$19.91	$9.02	$22.44	*

Class Y shares:
Net assets	$104,720,351	$1,096,167,873	$182,376,031

Shares of beneficial interest	5,267,200	121,411,762	8,125,018

Net asset value, offering and redemption price per share	$19.88	$9.03	$22.45

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  22

Statements of Operations

For the Six Months Ended May 31, 2021 (Unaudited)

	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
INVESTMENT INCOME
Dividends	$732,069	$305,435	$1,135,574
Non-cash dividends (Note 2b)	—	—	1,135,788 (a)
Interest	—	29,499,576	—
Less net foreign taxes withheld	(68,643)	—	(18,293)

	663,426	29,805,011	2,253,069

Expenses
Management fees (Note 5)	449,003	3,865,604	741,906
Service and distribution fees (Note 5)	14,814	843,355	46,744
Administrative fees (Note 5)	25,505	275,743	42,346
Trustees’ fees and expenses (Note 5)	13,642	74,237	24,185
Transfer agent fees and expenses (Notes 5 and 6)	36,483	477,163	24,753
Audit and tax services fees	21,092	43,258	20,915
Commitment fees (Note 7)	502	1,220,407	821
Custodian fees and expenses	20,937	79,358	4,777
Legal fees (Note 7)	1,621	30,609	3,081
Registration fees	60,422	63,066	61,090
Shareholder reporting expenses	4,609	5,861	2,205
Miscellaneous expenses (Note 7)	18,644	437,325	21,742

Total expenses	667,274	7,415,986	994,565
Less waiver and/or expense reimbursement (Note 5)	(87,282)	(1,418,460)	(79,423)

Net expenses	579,992	5,997,526	915,142

Net investment income	83,434	23,807,485	1,337,927

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	4,394,048	(25,571,529)	38,707,060
Foreign currency transactions (Note 2c)	711	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	7,991,153	55,071,618	(4,733,198)
Foreign currency translations (Note 2c)	4,985	—	—

Net realized and unrealized gain on investments and foreign currency transactions	12,390,897	29,500,089	33,973,862

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,474,331	$53,307,574	$35,311,789

(a)	Represents a non-recurring stock dividend.

See accompanying notes to financial statements.

23  |

Statements of Changes in Net Assets

	Loomis Sayles Global Growth Fund		Loomis Sayles Senior Floating Rate and Fixed Income Fund
	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
FROM OPERATIONS:
Net investment income (loss)	$83,434	$(60,968)	$23,807,485	$80,232,500
Net realized gain (loss) on investments and foreign currency transactions	4,394,759	4,270,031	(25,571,529)	(263,337,785)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	7,996,138	18,573,654	55,071,618	122,969,379

Net increase (decrease) in net assets resulting from operations	12,474,331	22,782,717	53,307,574	(60,135,906)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(302,254)	(161,789)	(3,873,148)	(11,231,343)
Class C	(82,175)	(61,682)	(1,835,549)	(7,435,495)
Class N	(686,183)	(186,528)	(3,020)	(14,897)
Class Y	(5,268,903)	(3,528,042)	(19,591,230)	(63,980,239)

Total distributions	(6,339,515)	(3,938,041)	(25,302,947)	(82,661,974)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	14,894,536	15,111,903	193,846,643	(1,108,194,382)

Net increase (decrease) in net assets	21,029,352	33,956,579	221,851,270	(1,250,992,262)
NET ASSETS
Beginning of the period	104,494,582	70,538,003	1,210,139,706	2,461,131,968

End of the period	$125,523,934	$104,494,582	$1,431,990,976	$1,210,139,706

See accompanying notes to financial statements.

|  24

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Select Fund
	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
FROM OPERATIONS:
Net investment income	$1,337,927	$1,090,568
Net realized gain on investments	38,707,060	10,433,510
Net change in unrealized appreciation (depreciation) on investments	(4,733,198)	13,761,571

Net increase in net assets resulting from operations	35,311,789	25,285,649

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(924,582)	(1,194,514)
Class C	(347,176)	(466,566)
Class N	(112)	(111)
Class Y	(11,428,722)	(16,481,886)

Total distributions	(12,700,592)	(18,143,077)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(43,235,985)	(9,220,756)

Net decrease in net assets	(20,624,788)	(2,078,184)
NET ASSETS
Beginning of the period	224,526,816	226,605,000

End of the period	$203,902,028	$224,526,816

See accompanying notes to financial statements.

25  |

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class A
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017		Period Ended November 30, 2016*
Net asset value, beginning of the period	$18.78		$14.78	$13.28		$13.44	$10.53		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		(0.05)	0.00	(b)	0.02	(0.00	)(b)	0.00	(b)
Net realized and unrealized gain (loss)	2.08		4.88	2.03		0.26 (c)	3.15		0.53

Total from Investment Operations	2.07		4.83	2.03		0.28	3.15		0.53

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.05)		(0.03)	(0.03)		—
Net realized capital gains	(1.14)		(0.83)	(0.48)		(0.41)	(0.21)		—

Total Distributions	(1.14)		(0.83)	(0.53)		(0.44)	(0.24)		—

Net asset value, end of the period	$19.71		$18.78	$14.78		$13.28	$13.44		$10.53

Total return(d)(e)	11.57	%(f)	34.37%	16.25%		2.05%	30.63%		5.30	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,613		$4,913	$2,832		$1,851	$1,541		$195
Net expenses(g)	1.20	%(h)(i)	1.25%	1.26	%(j)	1.27%	1.29%		1.30	%(h)
Gross expenses	1.35	%(h)	1.44%	1.49%		1.62%	2.56%		2.74	%(h)
Net investment income (loss)	(0.08	)%(h)	(0.33)%	0.03%		0.16%	(0.00	)%(k)	0.00	%(h)(k)
Portfolio turnover rate	10%		44%	37%		24%	17%		12%

*	From commencement of Class operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective December 15, 2020, the expense limit decreased from 1.25% to 1.20%.
(j)	Effective July 1, 2019, the expense limit decreased from 1.30% to 1.25%.
(k)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

|  26

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class C
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017		Period Ended November 30, 2016*
Net asset value, beginning of the period	$18.24		$14.49	$13.06		$13.30	$10.47		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)		(0.16)	(0.09)		(0.09)	(0.09)		(0.08)
Net realized and unrealized gain (loss)	2.02		4.74	2.00		0.26 (b)	3.13		0.55

Total from Investment Operations	1.94		4.58	1.91		0.17	3.04		0.47

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.00	)(c)	—	(0.00	)(c)	—
Net realized capital gains	(1.14)		(0.83)	(0.48)		(0.41)	(0.21)		—

Total Distributions	(1.14)		(0.83)	(0.48)		(0.41)	(0.21)		—

Net asset value, end of the period	$19.04		$18.24	$14.49		$13.06	$13.30		$10.47

Total return(d)(e)	11.11	%(f)	33.44%	15.40%		1.25%	29.67%		4.70	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,507		$1,274	$1,079		$606	$134		$25
Net expenses(g)	1.95	%(h)(i)	2.00%	2.01	%(j)	2.03%	2.04%		2.05	%(h)
Gross expenses	2.10	%(h)	2.19%	2.23%		2.37%	3.31%		3.18	%(h)
Net investment loss	(0.85	)%(h)	(1.05)%	(0.69)%		(0.71)%	(0.73)%		(1.09	)%(h)
Portfolio turnover rate	10%		44%	37%		24%	17%		12%

*	From commencement of Class operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective December 15, 2020, the expense limit decreased from 2.00% to 1.95%.
(j)	Effective July 1, 2019, the expense limit decreased from 2.05% to 2.00%.

See accompanying notes to financial statements.

27  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class N
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018	Period Ended November 30, 2017*
Net asset value, beginning of the period	$18.93		$14.85	$13.34		$13.49	$11.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		(0.01)	0.05		0.05	0.03
Net realized and unrealized gain (loss)	2.10		4.92	2.03		0.26 (b)	2.20

Total from Investment Operations	2.12		4.91	2.08		0.31	2.23

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.09)		(0.05)	—
Net realized capital gains	(1.14)		(0.83)	(0.48)		(0.41)	—

Total Distributions	(1.14)		(0.83)	(0.57)		(0.46)	—

Net asset value, end of the period	$19.91		$18.93	$14.85		$13.34	$13.49

Total return(c)	11.63	%(d)	34.84%	16.61%		2.31%	19.80	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,683		$11,357	$3,319		$2,843	$1
Net expenses(e)	0.90	%(f)(g)	0.95%	0.98	%(h)	1.00%	1.00	%(f)
Gross expenses	1.05	%(f)	1.13%	1.22%		1.35%	15.78	%(f)
Net investment income (loss)	0.20	%(f)	(0.09)%	0.35%		0.38%	0.30	%(f)
Portfolio turnover rate	10%		44%	37%		24%	17	%(i)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective December 15, 2020, the expense limit decreased from 0.95% to 0.90%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.00% to 0.95%.
(i)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

|  28

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class Y
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017	Period Ended November 30, 2016*
Net asset value, beginning of the period	$18.91		$14.85	$13.33		$13.48	$10.55	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		(0.01)	0.04		0.04	0.05	0.03
Net realized and unrealized gain (loss)	2.09		4.90	2.04		0.27 (b)	3.14	0.52

Total from Investment Operations	2.11		4.89	2.08		0.31	3.19	0.55

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.08)		(0.05)	(0.05)	—
Net realized capital gains	(1.14)		(0.83)	(0.48)		(0.41)	(0.21)	—

Total Distributions	(1.14)		(0.83)	(0.56)		(0.46)	(0.26)	—

Net asset value, end of the period	$19.88		$18.91	$14.85		$13.33	$13.48	$10.55

Total return(c)	11.65	%(d)	34.70%	16.65%		2.27%	30.96%	5.50	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$104,720		$86,950	$63,308		$52,147	$16,053	$9,793
Net expenses(e)	0.95	%(f)(g)	1.00%	1.01	%(h)	1.02%	1.04%	1.05	%(f)
Gross expenses	1.10	%(f)	1.19%	1.23%		1.37%	2.31%	2.55	%(f)
Net investment income (loss)	0.16	%(f)	(0.05)%	0.30%		0.33%	0.40%	0.45	%(f)
Portfolio turnover rate	10%		44%	37%		24%	17%	12%

*	From commencement of Class operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective December 15, 2020, the expense limit decreased from 1.00% to 0.95%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.05% to 1.00%.

See accompanying notes to financial statements.

29  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class A
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30, 2020		Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017		Year Ended November 30, 2016
Net asset value, beginning of the period	$8.81		$9.16		$9.62		$9.89	$9.88		$9.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.43		0.57		0.53	0.51		0.56
Net realized and unrealized gain (loss)	0.22		(0.34)		(0.45)		(0.26)	0.03		0.21

Total from Investment Operations	0.38		0.09		0.12		0.27	0.54		0.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.44)		(0.58)		(0.54)	(0.53)		(0.58)

Net asset value, end of the period	$9.02		$8.81		$9.16		$9.62	$9.89		$9.88

Total return(b)	4.36	%(c)(d)	1.19	%(c)	1.23	%(c)	2.78%	5.53	%(c)	8.31	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$230,180		$208,251		$297,634		$532,551	$450,633		$367,850
Net expenses	1.05	%(e)(f)	1.07	%(e)(g)	1.06	%(e)(h)	1.05%	1.05	%(e)	1.05	%(e)
Gross expenses	1.27	%(f)	1.20	%(g)	1.09	%(h)	1.05%	1.08%		1.13%
Net investment income	3.58	%(f)	4.96%		6.03%		5.42%	5.14%		5.84%
Portfolio turnover rate	41%		65%		52%		65%	87%		75%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.18%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.08%.

See accompanying notes to financial statements.

|  30

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class C
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30, 2020		Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017		Year Ended November 30, 2016
Net asset value, beginning of the period	$8.78		$9.12		$9.59		$9.86	$9.85		$9.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.37		0.50		0.46	0.43		0.49
Net realized and unrealized gain (loss)	0.22		(0.34)		(0.46)		(0.26)	0.03		0.20

Total from Investment Operations	0.35		0.03		0.04		0.20	0.46		0.69

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.37)		(0.51)		(0.47)	(0.45)		(0.51)

Net asset value, end of the period	$8.99		$8.78		$9.12		$9.59	$9.86		$9.85

Total return(b)	3.98	%(c)(d)	0.53	%(c)	0.36	%(c)	2.02%	4.76	%(c)	7.41	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$105,032		$125,909		$233,387		$337,088	$318,635		$300,811
Net expenses	1.80	%(e)(f)	1.82	%(e)(g)	1.81	%(e)(h)	1.80%	1.80	%(e)	1.80	%(e)
Gross expenses	2.02	%(f)	1.95	%(g)	1.84	%(h)	1.80%	1.83%		1.88%
Net investment income	2.84	%(f)	4.27%		5.28%		4.66%	4.38%		5.10%
Portfolio turnover rate	41%		65%		52%		65%	87%		75%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.93%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.83%.

See accompanying notes to financial statements.

31  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class N
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30, 2020		Year Ended November 30, 2019		Year Ended November 30, 2018	Period Ended November 30, 2017*
Net asset value, beginning of the period	$8.81		$9.17		$9.63		$9.90	$9.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.46		0.60		0.57	0.37
Net realized and unrealized gain (loss)	0.23		(0.36)		(0.45)		(0.27)	(0.05)

Total from Investment Operations	0.40		0.10		0.15		0.30	0.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.46)		(0.61)		(0.57)	(0.38)

Net asset value, end of the period	$9.02		$8.81		$9.17		$9.63	$9.90

Total return(b)	4.52	%(c)	1.37%		1.54%		3.08%	3.28	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$611		$151		$242		$191	$104
Net expenses(d)	0.75	%(e)	0.77	%(f)	0.76	%(g)	0.74%	0.75	%(e)
Gross expenses	1.95	%(e)	1.24	%(f)	1.11	%(g)	0.95%	0.92	%(e)
Net investment income	3.88	%(e)	5.31%		6.33%		5.77%	5.63	%(e)
Portfolio turnover rate	41%		65%		52%		65%	87	%(h)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.75% and the ratio of gross expenses would have been 1.22%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.75% and the ratio of gross expenses would have been 1.09%.
(h)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

|  32

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class Y
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30, 2020		Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017		Year Ended November 30, 2016
Net asset value, beginning of the period	$8.82		$9.17		$9.63		$9.90	$9.89		$9.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.46		0.59		0.56	0.54		0.59
Net realized and unrealized gain (loss)	0.22		(0.35)		(0.45)		(0.26)	0.02		0.21

Total from Investment Operations	0.39		0.11		0.14		0.30	0.56		0.80

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.46)		(0.60)		(0.57)	(0.55)		(0.61)

Net asset value, end of the period	$9.03		$8.82		$9.17		$9.63	$9.90		$9.89

Total return	4.49	%(b)(c)	1.45	%(b)	1.49	%(b)	3.03%	5.79	%(b)	8.58	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,096,168		$875,829		$1,929,869		$3,101,286	$2,179,284		$1,458,394
Net expenses	0.80	%(d)(e)	0.82	%(d)(f)	0.81	%(d)(g)	0.80%	0.80	%(d)	0.80	%(d)
Gross expenses	1.02	%(e)	0.95	%(f)	0.84	%(g)	0.80%	0.83%		0.88%
Net investment income	3.82	%(e)	5.28%		6.28%		5.70%	5.41%		6.09%
Portfolio turnover rate	41%		65%		52%		65%	87%		75%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.93%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.83%.

See accompanying notes to financial statements.

33  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class A
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018		Year Ended November 30, 2017		Year Ended November 30, 2016
Net asset value, beginning of the period	$20.00		$18.63	$18.13		$18.59		$15.38		$14.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	(b)	0.06	0.14		0.07		0.06		0.03
Net realized and unrealized gain (loss)	3.53		2.75	1.90		0.91		3.41		0.83

Total from Investment Operations	3.65		2.81	2.04		0.98		3.47		0.86

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.13)	—		(0.10)		(0.01)		(0.00	)(c)
Net realized capital gains	(1.26)		(1.31)	(1.54)		(1.34)		(0.25)		(0.30)

Total Distributions	(1.34)		(1.44)	(1.54)		(1.44)		(0.26)		(0.30)

Net asset value, end of the period	$22.31		$20.00	$18.63		$18.13		$18.59		$15.38

Total return(d)(e)	19.41	%(b)(f)	16.21%	13.67%		5.62%		22.86%		5.91%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15,993		$13,722	$15,434		$17,703		$22,268		$20,502
Net expenses(g)	1.13	%(h)	1.13%	1.16	%(i)	1.22	%(j)	1.28	%(k)	1.34	%(l)
Gross expenses	1.21	%(h)	1.18%	1.21%		1.27%		1.33%		1.37%
Net investment income	1.17	%(b)(h)	0.37%	0.84%		0.41%		0.39%		0.18%
Portfolio turnover rate	37%		88%	51%		54%		66%		64%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been less than $0.01, total return would have been 18.77% and the ratio of net investment income to average net assets would have been 0.01%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2019, the expense limit decreased from 1.20% to 1.15%.
(j)	Effective July 1, 2018, the expense limit decreased from 1.25% to 1.20%.
(k)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.25%.
(l)	Effective July 1, 2016, the expense limit decreased from 1.40% to 1.30%.

See accompanying notes to financial statements.

|  34

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class C
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018		Year Ended November 30, 2017		Year Ended November 30, 2016
Net asset value, beginning of the period	$18.76		$17.56	$17.31		$17.84		$14.87		$14.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	(b)	(0.07)	0.02		(0.06)		(0.06)		(0.08)
Net realized and unrealized gain (loss)	3.31		2.58	1.77		0.87		3.28		0.81

Total from Investment Operations	3.35		2.51	1.79		0.81		3.22		0.73

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.26)		(1.31)	(1.54)		(1.34)		(0.25)		(0.30)

Net asset value, end of the period	$20.85		$18.76	$17.56		$17.31		$17.84		$14.87

Total return(c)(d)	18.99	%(b)(e)	15.31%	12.86%		4.77%		21.96%		5.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,531		$5,246	$6,313		$6,917		$7,429		$7,693
Net expenses(f)	1.88	%(g)	1.88%	1.91	%(h)	1.96	%(i)	2.03	%(j)	2.09	%(k)
Gross expenses	1.96	%(g)	1.93%	1.96%		2.01%		2.08%		2.12%
Net investment income (loss)	0.39	%(b)(g)	(0.40)%	0.09%		(0.32)%		(0.37)%		(0.58)%
Portfolio turnover rate	37%		88%	51%		54%		66%		64%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 18.36% and the ratio of net investment loss to average net assets would have been (0.76)%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2019, the expense limit decreased from 1.95% to 1.90%.
(i)	Effective July 1, 2018, the expense limit decreased from 2.00% to 1.95%.
(j)	Effective July 1, 2017, the expense limit decreased from 2.05% to 2.00%.
(k)	Effective July 1, 2016, the expense limit decreased from 2.15% to 2.05%.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class N
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018		Period Ended November 30, 2017*
Net asset value, beginning of the period	$20.14		$18.76	$18.26		$18.73		$16.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	(b)	0.11	0.19		0.13		0.09
Net realized and unrealized gain (loss)	3.55		2.77	1.91		0.89		2.36

Total from Investment Operations	3.70		2.88	2.10		1.02		2.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.19)	(0.06)		(0.15)		—
Net realized capital gains	(1.26)		(1.31)	(1.54)		(1.34)		—

Total Distributions	(1.40)		(1.50)	(1.60)		(1.49)		—

Net asset value, end of the period	$22.44		$20.14	$18.76		$18.26		$18.73

Total return(c)	19.55	%(b)(d)	16.50%	13.93%		5.90%		15.05	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2		$2	$1		$1		$1
Net expenses(e)	0.85	%(f)	0.85%	0.87	%(g)	0.93	%(h)	0.97	%(f)(i)
Gross expenses	82.32	%(f)	71.85%	63.51%		13.54%		14.62	%(f)
Net investment income	1.41	%(b)(f)	0.61%	1.10%		0.68%		0.80	%(f)
Portfolio turnover rate	37%		88%	51%		54%		66	%(j)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been 18.97% and the ratio of net investment income to average net assets would have been 0.28%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 0.90% to 0.85%.
(h)	Effective July 1, 2018, the expense limit decreased from 0.95% to 0.90%.
(i)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(j)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class Y
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018		Year Ended November 30, 2017		Year Ended November 30, 2016
Net asset value, beginning of the period	$20.14		$18.75	$18.25		$18.71		$15.48		$14.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	(b)	0.11	0.19		0.13		0.11		0.06
Net realized and unrealized gain (loss)	3.56		2.77	1.90		0.90		3.41		0.85

Total from Investment Operations	3.70		2.88	2.09		1.03		3.52		0.91

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.18)	(0.05)		(0.15)		(0.04)		(0.03)
Net realized capital gains	(1.26)		(1.31)	(1.54)		(1.34)		(0.25)		(0.30)

Total Distributions	(1.39)		(1.49)	(1.59)		(1.49)		(0.29)		(0.33)

Net asset value, end of the period	$22.45		$20.14	$18.75		$18.25		$18.71		$15.48

Total return(c)	19.55	%(b)(d)	16.52%	13.94%		5.86%		23.13%		6.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$182,376		$205,557	$204,856		$175,017		$123,746		$104,324
Net expenses(e)	0.88	%(f)	0.88%	0.91	%(g)	0.96	%(h)	1.03	%(i)	1.09	%(j)
Gross expenses	0.96	%(f)	0.93%	0.96%		1.01%		1.08%		1.12%
Net investment income	1.40	%(b)(f)	0.61%	1.09%		0.68%		0.64%		0.43%
Portfolio turnover rate	37%		88%	51%		54%		66%		64%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been 18.91% and the ratio of net investment income to average net assets would have been 0.25%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 0.95% to 0.90%.
(h)	Effective July 1, 2018, the expense limit decreased from 1.00% to 0.95%.
(i)	Effective July 1, 2017, the expense limit decreased from 1.05% to 1.00%.
(j)	Effective July 1, 2016, the expense limit decreased from 1.15% to 1.05%.

See accompanying notes to financial statements.

37  |

Notes to Financial Statements

May 31, 2021 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Global Growth Fund (the “Global Growth Fund”)

Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Senior Floating Rate and Fixed Income Fund”)

Vaughan Nelson Select Fund (the “Select Fund”)

Global Growth Fund and Senior Floating Rate and Fixed Income Fund are diversified investment companies. Select Fund is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Global Growth Fund and Select Fund and 3.50% for Senior Floating Rate and Fixed Income Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior

|  38

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of May 31, 2021, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Senior Floating Rate and Fixed Income Fund	$14,252,370	1.0%	$1,768,731	0.1%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange

39  |

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Option Contracts.  Select Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument or index to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument or index to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded option contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Fund is reduced.

There were no option contracts held by the Fund as of May 31, 2021.

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of May 31, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, partnership basis adjustments, premium amortization, paydown gains and losses, defaulted and/or non-income producing securities, deferred Trustees’ fees, net operating losses, capital gain distribution received and return of capital distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to premium amortization, defaulted and/or non-income producing securities, deferred Trustees’ fees, wash sales, partnership basis adjustments, dividends payable, foreign currency gains and losses, net operating losses, paydown gains and losses, capital gain distribution received and return of capital distributions received. Amounts of income and capital gain available to be

|  40

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2020 was as follows:

	2020 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Growth Fund	$129,775	$3,808,266	$3,938,041
Senior Floating Rate and Fixed Income Fund	82,661,974	—	82,661,974
Select Fund	2,839,145	15,303,932	18,143,077

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of November 30, 2020, capital loss carryforwards were as follows:

	Global Growth Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(117,719,314)	$—
Long-term:
No expiration date	—	(384,322,768)	—

Total capital loss carryforward	$—	$(502,042,082)	$—

As of May 31, 2021, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Global Growth Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Federal tax cost	$91,871,171	$1,515,059,539	$162,327,444

Gross tax appreciation	$33,561,592	$33,782,608	$41,938,644
Gross tax depreciation	(98,693)	(33,144,035)	(1,228,512)

Net tax appreciation	$33,462,899	$638,573	$40,710,132

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

g.  Senior Loans.  Senior Floating Rate and Fixed Income Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may

41  |

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of May 31, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

i.  Unfunded Loan Commitments.  Senior Floating Rate and Fixed Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

As of May 31, 2021, the Fund had unfunded loan commitments reflected on the Statement of Assets and Liabilities, which could be extended at the option of the borrower, pursuant to loan agreements with the following borrowers:

Borrower	Type	Principal Amount
Constant Contact, Inc.	Delayed Draw Term Loan	$1,142,471
HighTower Holdings LLC	2021 Delayed Draw Term Loan	698,200
National Mentor Holdings, Inc.	2021 Delayed Draw Term Loan	584,668
Redstone Buyer LLC	2021 Delayed Draw Term Loan	1,237,677
Service Logic Acquisition, Inc	Delayed Draw Term Loan	837,313
Southern Veterinary Partners LLC	Delayed Draw Term Loan	441,333
TricorBraun Holdings, Inc.	2021 Delayed Draw Term Loan	852,028

		$5,793,690

Under the terms of the contract, the Fund has the option to assign (sell) all or a portion of the unfunded loan commitment. Upon the completion of such assignment, the Fund is released from its rights and obligations pertaining to the portion of the unfunded loan commitment assigned. When the Fund sells a portion of an unfunded loan commitment, the portion sold is removed from the Portfolio of Investments and the unsettled amount is reflected as unfunded loan commitments sold on the Statement of Assets and Liabilities until settlement date. Once settled, the portion of the unfunded loan commitment assigned is relieved from the Fund’s unfunded loan commitments liability.

j.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k.  New Accounting Pronouncement.  In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than June 30, 2023, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be

|  42

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2021, at value:

Global Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$122,863,187	$—	$—	$122,863,187
Short-Term Investments	—	2,470,883	—	2,470,883

Total	$122,863,187	$2,470,883	$—	$125,334,070

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

43  |

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

Senior Floating Rate and Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans
Construction Machinery	$—	$—	$1,737,804	(b)	$1,737,804
All Other Senior Loans(a)	—	1,291,178,728	—		1,291,178,728

Total Senior Loans	—	1,291,178,728	1,737,804		1,292,916,532

Bonds and Notes(a)	—	67,618,395	—		67,618,395
Common Stocks
Energy Equipment & Services	—	—	30,927	(b)	30,927
Specialty Retail	—	—	—	(c)	—
All Other Common Stocks(a)	—	11,479,521	—		11,479,521

Total Common Stocks	—	11,479,521	30,927		11,510,448

Exchange-Traded Funds	18,537,000	—	—		18,537,000
Short-Term Investments	—	125,115,737	—		125,115,737

Total	$18,537,000	$1,495,392,381	$1,768,731		$1,515,698,112

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

Select Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$201,303,650	$—	$—	$201,303,650
Short-Term Investments	—	1,733,926	—	1,733,926

Total Investments	$201,303,650	$1,733,926	$—	$203,037,576

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2020 and/or May 31, 2021:

Senior Floating Rate and Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at May 31, 2021
Senior Loans
Construction Machinery	$1,737,804		$74,471	$—	$(74,471)	$—	$—	$—	$—	$1,737,804		$(74,471)
Independent Energy	—	(a)	1,077	(23,663,261)	23,662,184	—	—	—	—	—		—
Common Stocks
Energy Equipment & Services	297,518		—	—	(266,591)	—	—	—	—	30,927		(266,591)
Specialty Retail	—	(a)	—	—	—	—	—	—	—	—	(a)	—

Total	$2,035,322		$75,548	$(23,663,261)	$23,321,122	$—	$—	$—	$—	$1,768,731		$(341,062)

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

|  44

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

4.  Purchases and Sales of Securities.  For the six months ended May 31, 2021, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

Fund	Purchases	Sales
Global Growth Fund	$18,439,533	$11,165,564
Senior Floating Rate and Fixed Income Fund	756,641,394	507,112,597
Select Fund	73,147,787	126,202,312

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to Global Growth Fund and Senior Floating Rate and Fixed Income Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Global Growth Fund	0.75%
Senior Floating Rate and Fixed Income Fund	0.60%

Prior to December 15, 2020, Global Growth Fund paid a management fee at the annual rate of 0.80% of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors, L.P. (“Natixis Advisors”), serves as investment adviser to Select Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Effective July 1, 2021, Select Fund pays a management fee at the annual rate of 0.70% of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors has entered into a subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.50%, calculated daily and payable monthly, based on the Fund’s average daily net assets. Payments to Natixis Advisors are reduced by the amount of payments to Vaughan Nelson.

Effective July 1, 2021, Select Fund pays a subadvisory fee at the annual rate of 0.47%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until March 31, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended May 31, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	1.20%	1.95%	0.90%	0.95%
Senior Floating Rate and Fixed Income Fund	1.05%	1.80%	0.75%	0.80%
Select Fund	1.15%	1.90%	0.85%	0.90%

45  |

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

Prior to December 15, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Global Growth Fund were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	1.25%	2.00%	0.95%	1.00%

Effective July 1, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Select Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Select Fund	1.10%	1.85%	0.80%	0.85%

This new undertaking is in effect until March 31, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended May 31, 2021, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Global Growth Fund	$449,003	$86,535	$—	$362,468	0.75%	0.60%
Senior Floating Rate and Fixed Income Fund	3,865,604	1,417,728	—	2,447,876	0.60%	0.38%
Select Fund	741,906	54,701	24,000	663,205	0.75%	0.67%

[1]	Contractual management fee waivers are subject to possible recovery until November 30, 2022.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.

No expenses were recovered for any of the Funds during the six months ended May 31, 2021 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

|  46

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

For the six months ended May 31, 2021, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Global Growth Fund	$7,606	$1,802	$5,406
Senior Floating Rate and Fixed Income Fund	253,655	147,425	442,275
Select Fund	18,447	7,074	21,223

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended May 31, 2021, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Global Growth Fund	$25,505
Senior Floating Rate and Fixed Income Fund	275,743
Select Fund	42,346

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended May 31, 2021, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Growth Fund	$32,878
Senior Floating Rate and Fixed Income Fund	431,073
Select Fund	18,933

As of May 31, 2021, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Growth Fund	$780
Senior Floating Rate and Fixed Income Fund	28,331
Select Fund	1,041

47  |

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended May 31, 2021 were as follows:

Fund	Commissions
Global Growth Fund	$1,562
Senior Floating Rate and Fixed Income Fund	6,419
Select Fund	242

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

g.  Affiliated Ownership.   As of May 31, 2021, Natixis and affiliates and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Natixis	Retirement Plan
Global Growth Fund	10.08%	—
Senior Floating Rate and Fixed Income Fund	—	0.57%
Select Fund	Less than 1%	—

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through March 31, 2022 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended May 31, 2021, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Fund	Reimbursement of Transfer Agency Expenses Class N
Global Growth Fund	$747
Senior Floating Rate and Fixed Income Fund	732
Select Fund	722

|  48

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended May 31, 2021, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	$2,038	$481	$747	$33,217
Senior Floating Rate and Fixed Income Fund	75,047	43,784	732	357,600
Select Fund	1,790	687	722	21,554

7.  Line of Credit.  Global Growth Fund and Select Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 8, 2021, Global Growth Fund and Select Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

For the six months ended May 31, 2021, Select Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $13,420,000 at a weighted average interest rate of 1.13%. Interest expense incurred on the line of credit was $2,111.

Senior Floating Rate and Fixed Income Fund has entered into a syndicated, committed, secured line of credit with Sumitomo Mitsui Banking Corporation (the “Administrative Agent”), the Bank of Nova Scotia, Houston Branch, National Australia Bank Limited and Canadian Imperial Bank of Commerce, New York Branch (each a “Lender” and together with the Administrative Agent “Lenders”) under which it may borrow for investment or liquidity purposes. The commitment of the Lenders to make loans to the Fund shall not exceed $500,000,000 at any one time. Under the terms of the agreement, the Lenders are entitled to a security interest in the assets of the Fund as collateral. Interest is charged to the Fund based upon the terms set forth in the agreement. In addition, a commitment fee of 0.500% per annum payable to the Administrative Agent for the account of each Lender is accrued by the Fund based on the unused portion of the line of credit. The Fund paid the Administrative Agent an upfront fee of $625,000 and an administrative agent fee of $25,000, for a total of $650,000, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended May 31, 2021, Senior Floating Rate and Fixed Income Fund had no borrowings under this agreement.

8.  Risk.  Global Growth Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Select Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The senior loans in which Senior Floating Rate and Fixed Income Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset

49  |

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

frequently, and thus senior loans are subject to interest rate risk (including risks associated with the expected transition away from LIBOR at the end of 2021). There may also be less public information available about senior loans as compared to other debt securities.

Senior loans are generally less liquid than many other debt securities. Transactions in senior loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time (greater than seven days) after the sale. As a result, the proceeds related to the sale of senior loans may not be available to make additional investments or to meet the Fund’s redemption obligations until substantial period (greater than seven days) after the sale of the loans.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of May 31, 2021, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership Ownership (Note 5g)	Total Percentage of Ownership
Global Growth Fund	3	36.65%	10.08%	46.73%
Select Fund	3	45.03%	Less than 1%	45.03%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2021		Year Ended November 30, 2020
Global Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	100,719	$1,893,649	110,398	$1,696,231
Issued in connection with the reinvestment of distributions	16,100	294,736	10,981	157,794
Redeemed	(42,956)	(830,795)	(51,273)	(741,407)

Net change	73,863	$1,357,590	70,106	$1,112,618

Class C
Issued from the sale of shares	15,627	$290,102	16,167	$236,148
Issued in connection with the reinvestment of distributions	4,631	82,175	4,387	61,682
Redeemed	(10,944)	(201,527)	(25,196)	(349,111)

Net change	9,314	$170,750	(4,642)	$(51,281)

Class N
Issued from the sale of shares	7	$130	363,606	$5,000,000
Issued in connection with the reinvestment of distributions	37,161	686,183	12,918	186,528
Redeemed	(55)	(1,052)	(16)	(209)

Net change	37,113	$685,261	376,508	$5,186,319

Class Y
Issued from the sale of shares	1,170,839	$22,464,335	2,374,152	$36,670,078
Issued in connection with the reinvestment of distributions	273,013	5,036,022	230,162	3,323,545
Redeemed	(774,768)	(14,819,422)	(2,270,314)	(31,129,376)

Net change	669,084	$12,680,935	334,000	$8,864,247

Increase from capital share transactions	789,374	$14,894,536	775,972	$15,111,903

|  50

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended May 31, 2021		Year Ended November 30, 2020
Senior Floating Rate and Fixed Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,055,606	$72,382,595	8,082,626	$70,114,317
Issued in connection with the reinvestment of distributions	294,340	2,640,459	987,112	8,486,746
Redeemed	(6,462,255)	(57,569,384)	(17,942,499)	(155,555,585)

Net change	1,887,691	$17,453,670	(8,872,761)	$(76,954,522)

Class C
Issued from the sale of shares	777,302	$6,956,708	1,575,157	$13,964,264
Issued in connection with the reinvestment of distributions	168,251	1,502,993	633,488	5,417,575
Redeemed	(3,595,814)	(32,146,689)	(13,448,926)	(114,976,638)

Net change	(2,650,261)	$(23,686,988)	(11,240,281)	$(95,594,799)

Class N
Issued from the sale of shares	51,775	$467,028	212,516	$1,787,964
Issued in connection with the reinvestment of distributions	340	3,020	1,752	14,897
Redeemed	(1,506)	(13,505)	(223,563)	(1,873,513)

Net change	50,609	$456,543	(9,295)	$(70,652)

Class Y
Issued from the sale of shares	40,693,462	$365,918,162	60,437,888	$524,848,928
Issued in connection with the reinvestment of distributions	1,690,839	15,184,433	5,513,888	47,658,138
Redeemed	(20,248,639)	(181,479,177)	(177,236,283)	(1,508,081,475)

Net change	22,135,662	$199,623,418	(111,284,507)	$(935,574,409)

Increase (decrease) from capital share transactions	21,423,701	$193,846,643	(131,406,844)	$(1,108,194,382)

	Six Months Ended May 31, 2021		Year Ended November 30, 2020
Select Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	87,259	$1,822,316	132,582	$2,317,199
Issued in connection with the reinvestment of distributions	44,903	855,396	65,256	1,140,030
Redeemed	(101,252)	(2,103,046)	(340,170)	(5,392,802)

Net change	30,910	$574,666	(142,332)	$(1,935,573)

Class C
Issued from the sale of shares	29,454	$535,563	22,290	$345,755
Issued in connection with the reinvestment of distributions	18,366	328,014	25,261	417,050
Redeemed	(62,088)	(1,214,567)	(127,526)	(2,115,970)

Net change	(14,268)	$(350,990)	(79,975)	$(1,353,165)

Class N
Issued from the sale of shares	—	$—	—	$—
Issued in connection with the reinvestment of distributions	6	112	6	111
Redeemed	—	—	—	—

Net change	6	$112	6	$111

Class Y
Issued from the sale of shares	858,904	$17,718,365	2,870,422	$52,767,927
Issued in connection with the reinvestment of distributions	564,849	10,816,866	835,036	14,654,872
Redeemed	(3,504,927)	(71,995,004)	(4,422,330)	(73,354,928)

Net change	(2,081,174)	$(43,459,773)	(716,872)	$(5,932,129)

Decrease from capital share transactions	(2,064,526)	$(43,235,985)	(939,173)	$(9,220,756)

11.  Subsequent Event.  Effective July 30, 2021, Natixis Advisors, L.P. will be reorganized into Natixis Advisors, LLC and Natixis Distribution, L.P. will be reorganized into Natixis Distribution, LLC.

51  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name: David L. Giunta
Title: President and Chief Executive Officer
Date: July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name: David L. Giunta
Title: President and Chief Executive Officer
Date: July 22, 2021

By:	/s/ Michael C. Kardok
Name: Michael C. Kardok
Title: Treasurer and Principal Financial and Accounting Officer
Date:	July 22, 2021